UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT

COMPANY

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

John R. Greed

Senior Executive Vice President and

Chief Financial Officer

Mutual of America Life Insurance Company

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.0%)
Amazon.com, Inc.*	321	108,023
AutoNation, Inc.*	56	2,981
AutoZone, Inc.*	30	16,113
Bed Bath & Beyond, Inc.*	188	12,934
Best Buy Co., Inc.	233	6,154
BorgWarner, Inc.	197	12,110
Cablevision Systems Corp. Cl A	191	3,222
CarMax, Inc.*	193	9,032
Carnival Corp.	368	13,932
CBS Corp. Cl B	475	29,355
Chipotle Mexican Grill, Inc.*	26	14,769
Coach, Inc.	237	11,769
Comcast Corp. Cl A	2,248	112,445
D.R. Horton, Inc.	255	5,521
Darden Restaurants, Inc.	113	5,736
Delphi Automotive PLC	238	16,151
DIRECTV*	409	31,256
Discovery Communications, Inc. Cl A*	191	15,796
Disney (Walt) Co.	1,405	112,498
Dollar General Corp.*	255	14,147
Dollar Tree, Inc.*	184	9,601
Expedia, Inc.	91	6,598
Family Dollar Stores, Inc.	83	4,815
Ford Motor Co.	3,372	52,603
Fossil Group, Inc.*	40	4,664
GameStop Corp. Cl A	102	4,192
Gannett Co., Inc.	191	5,272
Gap, Inc.	234	9,374
Garmin Ltd.	103	5,692
General Motors Co.	1,116	38,413
Genuine Parts Co.	135	11,725
Goodyear Tire & Rubber Co.	217	5,670
Graham Hldgs. Co. Cl B	4	2,815
H&R Block, Inc.	235	7,095
Harley-Davidson, Inc.	190	12,656
Harman Int’l. Industries, Inc.	57	6,065
Hasbro, Inc.	101	5,618
Home Depot, Inc.	1,218	96,380
International Game Technology	217	3,051
Interpublic Group of Cos., Inc.	372	6,376
Johnson Controls, Inc.	565	26,736
Kohl’s Corp.	174	9,883
L Brands, Inc.	209	11,865
Leggett & Platt, Inc.	119	3,884
Lennar Corp. Cl A	155	6,141
Lowe’s Cos., Inc.	909	44,450
Macy’s, Inc.	320	18,973
Marriott International, Inc. Cl A	191	10,700
Mattel, Inc.	288	11,552
McDonald’s Corp.	854	83,718
Michael Kors Hldgs. Ltd.*	157	14,643
Mohawk Industries, Inc.*	53	7,207
Netflix, Inc.*	52	18,306
Newell Rubbermaid, Inc.	241	7,206
News Corp. Cl A*	434	7,474
NIKE, Inc. Cl B	642	47,418

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Nordstrom, Inc.	122	7,619
O’Reilly Automotive, Inc.*	93	13,800
Omnicom Group, Inc.	227	16,480
PetSmart, Inc.	92	6,338
Priceline Group Inc.*	45	53,635
Pulte Homes, Inc.	301	5,776
PVH Corp.	70	8,734
Ralph Lauren Corp.	52	8,368
Ross Stores, Inc.	186	13,308
Scripps Networks Interactive, Inc. Cl A	98	7,439
Staples, Inc.	572	6,486
Starbucks Corp.	640	46,963
Starwood Hotels & Resorts	167	13,293
Target Corp.	552	33,402
Tiffany & Co.	96	8,270
Time Warner Cable, Inc.	245	33,609
Time Warner, Inc.	782	51,088
TJX Cos., Inc.	624	37,846
Tractor Supply Co.	118	8,334
TripAdvisor, Inc.*	98	8,878
Twenty-First Century Fox, Inc. Cl A	1,669	53,358
Urban Outfitters, Inc.*	93	3,392
V.F. Corp.	300	18,564
Viacom, Inc. Cl B	346	29,407
Whirlpool Corp.	66	9,864
Wyndham Worldwide Corp.	111	8,129
Wynn Resorts Ltd.	71	15,773
Yum! Brands, Inc.	387	29,176

		1,740,104

CONSUMER STAPLES (5.6%)
Altria Group, Inc.	1,735	64,941
Archer-Daniels-Midland Co.	578	25,079
Avon Products, Inc.	381	5,578
Beam, Inc.	145	12,079
Brown-Forman Corp. Cl B	137	12,288
Campbell Soup Co.	156	7,001
Clorox Co.	113	9,945
Coca-Cola Co.	3,267	126,302
Coca-Cola Enterprises, Inc.	205	9,791
Colgate-Palmolive Co.	767	49,755
ConAgra Foods, Inc.	363	11,264
Constellation Brands, Inc. Cl A*	145	12,321
Costco Wholesale Corp.	384	42,885
CVS Caremark Corp.	1,015	75,983
Dr. Pepper Snapple Group, Inc.	172	9,367
Estee Lauder Cos., Inc. Cl A	226	15,115
General Mills, Inc.	531	27,516
Hershey Co.	133	13,885
Hormel Foods Corp.	117	5,765
J.M. Smucker Co.	90	8,752
Kellogg Co.	222	13,922
Keurig Green Mountain, Inc.	112	11,826
Kimberly-Clark Corp.	328	36,162
Kraft Foods Group, Inc.	520	29,172
Kroger Co.	454	19,817
Lorillard, Inc.	314	16,981
McCormick & Co., Inc.	114	8,178
Mead Johnson Nutrition Co.	176	14,633
Molson Coors Brewing Co. Cl B	135	7,946
Mondelez International, Inc. Cl A	1,494	51,618
Monster Beverage Corp.*	120	8,334

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

PepsiCo, Inc.	1,320	110,220
Philip Morris Int’l., Inc.	1,375	112,571
Proctor & Gamble Co.	2,338	188,443
Reynolds American, Inc.	275	14,691
Safeway, Inc.	204	7,536
Sysco Corp.	511	18,462
Tyson Foods, Inc. Cl A	230	10,122
Wal-Mart Stores, Inc.	1,381	105,550
Walgreen Co.	754	49,787
Whole Foods Market, Inc.	322	16,329

		1,397,912

ENERGY (5.9%)
Anadarko Petroleum Corp.	439	37,210
Apache Corp.	340	28,203
Baker Hughes, Inc.	382	24,838
Cabot Oil & Gas Corp.	380	12,874
Cameron International Corp.*	188	11,613
Chesapeake Energy Corp.	453	11,606
Chevron Corp.	1,645	195,607
ConocoPhillips	1,060	74,571
CONSOL Energy, Inc.	192	7,670
Denbury Resources, Inc.	312	5,117
Devon Energy Corp.	331	22,154
Diamond Offshore Drilling, Inc.	58	2,828
Ensco PLC Cl A	195	10,292
EOG Resources, Inc.	233	45,708
EQT Corp.	131	12,703
Exxon Mobil Corp.	3,726	363,951
FMC Technologies, Inc.*	203	10,615
Halliburton Co.	733	43,166
Helmerich & Payne, Inc.	88	9,465
Hess Corp.	235	19,477
Kinder Morgan, Inc.	598	19,429
Marathon Oil Corp.	590	20,957
Marathon Petroleum Corp.	254	22,108
Murphy Oil Corp.	149	9,366
Nabors Industries Ltd.	212	5,226
National Oilwell Varco, Inc.	377	29,357
Newfield Exploration Co.*	113	3,544
Noble Corp. PLC	209	6,843
Noble Energy, Inc.	312	22,164
Occidental Petroleum Corp.	686	65,369
Peabody Energy Corp.	235	3,840
Phillips 66	517	39,840
Pioneer Natural Resources Co.	126	23,580
QEP Resources, Inc.	155	4,563
Range Resources Corp.	145	12,031
Rowan Companies PLC Cl A*	106	3,570
Schlumberger Ltd.	1,127	109,883
Southwestern Energy Co.*	298	13,711
Spectra Energy Corp.	585	21,610
Tesoro Corp.	120	6,071
Transocean Ltd.	288	11,906
Valero Energy Corp.	465	24,692
Williams Cos., Inc.	612	24,835

		1,454,163

FINANCIALS (9.6%)
ACE Ltd.	291	28,826
Aflac, Inc.	407	25,657
Allstate Corp.	385	21,783
American Express Co.	783	70,493

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

American Int’l. Group, Inc.	1,262	63,113
American Tower Corp.	344	28,163
Ameriprise Financial, Inc.	161	17,721
Aon PLC	258	21,744
Apartment Investment & Management Co. Cl A	129	3,898
Assurant, Inc.	63	4,092
AvalonBay Communities, Inc.	107	14,051
Bank of America Corp.	9,111	156,709
Bank of New York Mellon Corp.	978	34,514
BB&T Corp.	595	23,901
Berkshire Hathaway, Inc. Cl B*	1,553	194,078
BlackRock, Inc.	107	33,649
Boston Properties, Inc.	132	15,118
Capital One Financial Corp.	493	38,040
CBRE Group, Inc.*	238	6,528
Charles Schwab Corp.	1,007	27,521
Chubb Corp.	216	19,289
Cincinnati Financial Corp.	127	6,180
Citigroup, Inc.	2,618	124,617
CME Group, Inc.	271	20,057
Comerica, Inc.	147	7,615
Crown Castle International Corp.	297	21,913
Discover Financial Svcs.	406	23,625
E*Trade Financial Corp.*	236	5,433
Equity Residential	299	17,339
Fifth Third Bancorp	702	16,111
Franklin Resources, Inc.	342	18,530
General Growth Pptys., Inc.	466	10,252
Genworth Financial, Inc. Cl A*	405	7,181
Goldman Sachs Group, Inc.	363	59,478
Hartford Financial Svcs. Group, Inc.	387	13,649
HCP, Inc.	406	15,749
Health Care REIT, Inc.	259	15,436
Host Hotels & Resorts, Inc.	669	13,541
Hudson City Bancorp, Inc.	404	3,971
Huntington Bancshares, Inc.	696	6,939
IntercontinentalExchange Group	100	19,783
Invesco Ltd.	360	13,320
JPMorgan Chase & Co.	3,265	198,218
KeyCorp	737	10,495
Kimco Realty Corp.	361	7,899
Legg Mason, Inc.	87	4,266
Leucadia National Corp.	268	7,504
Lincoln National Corp.	222	11,249
Loews Corp.	266	11,717
M&T Bank Corp.	111	13,464
Marsh & McLennan Cos., Inc.	471	23,220
McGraw-Hill Financial, Inc.	241	18,388
MetLife, Inc.	968	51,110
Moody’s Corp.	161	12,771
Morgan Stanley	1,179	36,749
Nasdaq OMX Group, Inc.	107	3,953
Northern Trust Corp.	183	11,997
People’s United Financial, Inc.	264	3,926
Plum Creek Timber Co., Inc.	154	6,474
PNC Financial Svcs. Grp., Inc.	460	40,020
Principal Financial Grp., Inc.	234	10,762
Progressive Corp.	470	11,383
ProLogis, Inc.	435	17,761
Prudential Financial, Inc.	399	33,775
Public Storage	126	21,230

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Regions Financial Corp.	1,156	12,843
Simon Property Group, Inc.	275	45,100
SLM Corp.	358	8,764
State Street Corp.	372	25,873
SunTrust Banks, Inc.	442	17,587
T. Rowe Price Group, Inc.	220	18,117
The Macerich Co.	122	7,604
Torchmark Corp.	77	6,060
Travelers Cos., Inc.	307	26,126
U.S. Bancorp	1,571	67,333
Unum Group	222	7,839
Ventas, Inc.	266	16,112
Vornado Realty Trust	151	14,883
Wells Fargo & Co.	4,128	205,327
Weyerhaeuser Co.	519	15,233
XL Group PLC	237	7,406
Zions Bancorporation	159	4,926

		2,365,071

HEALTH CARE (7.8%)
Abbott Laboratories	1,348	51,911
AbbVie, Inc.	1,369	70,367
Actavis PLC*	151	31,083
Aetna, Inc.	300	22,491
Agilent Technologies, Inc.	285	15,937
Alexion Pharmaceuticals, Inc.*	171	26,014
Allergan, Inc.	260	32,266
AmerisourceBergen Corp.	207	13,577
Amgen, Inc.	656	80,911
Bard (C.R.), Inc.	67	9,915
Baxter International, Inc.	466	34,288
Becton, Dickinson & Co.	169	19,787
Biogen Idec, Inc.*	204	62,397
Boston Scientific Corp.*	1,157	15,643
Bristol-Myers Squibb Co.	1,418	73,665
Cardinal Health, Inc.	305	21,344
CareFusion Corp.*	180	7,240
Celgene Corp.*	351	49,000
Cerner Corp.*	261	14,681
CIGNA Corp.	235	19,677
Covidien PLC	394	29,022
DaVita HealthCare Partners, Inc.*	150	10,328
DENTSPLY International, Inc.	122	5,617
Edwards Lifesciences Corp.*	94	6,972
Express Scripts Hldg. Co.*	682	51,211
Forest Laboratories, Inc.*	212	19,561
Gilead Sciences, Inc.*	1,327	94,031
Hospira, Inc.*	146	6,315
Humana, Inc.	126	14,203
Intuitive Surgical, Inc.*	33	14,454
Johnson & Johnson	2,443	239,976
Laboratory Corp. of America Hldgs.*	74	7,268
Lilly (Eli) & Co.	850	50,031
McKesson Corp.	198	34,961
Medtronic, Inc.	870	53,540
Merck & Co., Inc.	2,536	143,969
Mylan, Inc.*	330	16,114
Patterson Cos., Inc.	72	3,007
PerkinElmer, Inc.	96	4,326
Perrigo Co. PLC	120	18,559
Pfizer, Inc.	5,499	176,628
Quest Diagnostics, Inc.	123	7,124

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Regeneron Pharmaceuticals, Inc.*	70	21,020
St. Jude Medical, Inc.	245	16,021
Stryker Corp.	254	20,693
Tenet Healthcare Corp.*	84	3,596
Thermo Fisher Scientific, Inc.	339	40,761
UnitedHealth Group, Inc.	852	69,855
Varian Medical Systems, Inc.*	91	7,643
Vertex Pharmaceuticals, Inc.*	215	15,205
Waters Corp.*	75	8,131
WellPoint, Inc.	243	24,191
Zimmer Hldgs., Inc.	148	13,998
Zoetis, Inc.	433	12,531

		1,933,056

INDUSTRIALS (6.2%)
3M Co.	540	73,256
Allegion PLC*	77	4,017
AMETEK, Inc.	212	10,916
Boeing Co.	590	74,039
Caterpillar, Inc.	550	54,654
Cintas Corp.	87	5,186
CSX Corp.	868	25,146
Cummins, Inc.	147	21,902
Danaher Corp.	519	38,925
Deere & Co.	322	29,238
Delta Air Lines, Inc.	761	26,369
Dover Corp.	145	11,854
Dun & Bradstreet Corp.	32	3,179
Eaton Corp. PLC	405	30,424
Emerson Electric Co.	591	39,479
Equifax, Inc.	106	7,211
Expeditors Int’l. of Wash.	179	7,094
Fastenal Co.	237	11,689
FedEx Corp.	240	31,814
Flowserve Corp.	118	9,244
Fluor Corp.	137	10,649
General Dynamics Corp.	286	31,151
General Electric Co.	8,678	224,673
Grainger (W.W.), Inc.	54	13,644
Honeywell International, Inc.	677	62,799
Illinois Tool Works, Inc.	341	27,734
Ingersoll-Rand PLC	218	12,478
Iron Mountain, Inc.	147	4,053
Jacobs Engineering Group, Inc.*	111	7,049
Joy Global, Inc.	87	5,046
Kansas City Southern	93	9,492
L-3 Communications Hldgs., Inc.	75	8,861
Lockheed Martin Corp.	233	38,035
Masco Corp.	320	7,107
Nielsen Hldgs. N.V.	249	11,113
Norfolk Southern Corp.	263	25,556
Northrop Grumman Corp.	189	23,319
PACCAR, Inc.	301	20,299
Pall Corp.	94	8,410
Parker Hannifin Corp.	126	15,083
Pentair Ltd.	169	13,408
Pitney Bowes, Inc.	173	4,496
Precision Castparts Corp.	125	31,595
Quanta Services, Inc.*	182	6,716
Raytheon Co.	280	27,661
Republic Services, Inc.	230	7,857
Robert Half Int’l., Inc.	117	4,908

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Robinson (C.H.) Worldwide, Inc.	132	6,915
Rockwell Automation, Inc.	118	14,697
Rockwell Collins, Inc.	116	9,242
Roper Industries, Inc.	86	11,482
Ryder System, Inc.	45	3,596
Snap-on, Inc.	49	5,561
Southwest Airlines Co.	623	14,709
Stanley Black & Decker, Inc.	135	10,967
Stericycle, Inc.*	75	8,522
Textron, Inc.	241	9,469
The ADT Corp.	154	4,612
Tyco International Ltd.	405	17,172
Union Pacific Corp.	394	73,938
United Parcel Service, Inc. Cl B	619	60,278
United Technologies Corp.	725	84,709
Waste Management, Inc.	375	15,776
Xylem, Inc.	163	5,936

		1,536,409

INFORMATION TECHNOLOGY (10.8%)
Accenture Ltd. Cl A	548	43,687
Adobe Systems, Inc.*	404	26,559
Akamai Technologies, Inc.*	152	8,848
Alliance Data Systems Corp.*	44	11,988
Altera Corp.	268	9,712
Amphenol Corp. Cl A	136	12,464
Analog Devices, Inc.	255	13,551
Apple, Inc.	770	413,285
Applied Materials, Inc.	1,044	21,318
Autodesk, Inc.*	197	9,688
Automatic Data Processing, Inc.	422	32,604
Broadcom Corp. Cl A	463	14,575
CA, Inc.	280	8,672
Cisco Systems, Inc.	4,414	98,918
Citrix Systems, Inc.*	155	8,902
Cognizant Technology Solutions*	544	27,532
Computer Sciences Corp.	125	7,603
Corning, Inc.	1,179	24,547
eBay, Inc.*	1,005	55,516
Electronic Arts, Inc.*	267	7,746
EMC Corp.	1,719	47,118
F5 Networks, Inc.*	63	6,718
Facebook, Inc. Cl A*	1,473	88,734
Fidelity Nat’l. Information Svcs., Inc.	248	13,256
First Solar, Inc.*	60	4,187
Fiserv, Inc.*	220	12,472
FLIR Systems, Inc.	120	4,320
Google, Inc. Cl A*	244	271,935
Harris Corp.	91	6,658
Hewlett-Packard Co.	1,633	52,844
Int’l. Business Machines Corp.	842	162,077
Intel Corp.	4,286	110,622
Intuit, Inc.	247	19,199
Jabil Circuit, Inc.	163	2,934
Juniper Networks, Inc.*	431	11,103
KLA-Tencor Corp.	140	9,680
Lam Research Corp.*	134	7,370
Linear Technology Corp.	198	9,641
LSI Corp.	493	5,458
MasterCard, Inc. Cl A	883	65,960
Microchip Technology, Inc.	168	8,024
Micron Technology, Inc.*	938	22,193

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Microsoft Corp.	6,512	266,927
Motorola Solutions, Inc.	191	12,279
NetApp, Inc.	283	10,443
NVIDIA Corp.	467	8,364
Oracle Corp.	2,986	122,157
Paychex, Inc.	278	11,843
QUALCOMM, Inc.	1,458	114,978
Red Hat, Inc.*	164	8,689
Salesforce.com, inc.*	500	28,545
SanDisk Corp.	194	15,751
Seagate Technology PLC	269	15,107
Symantec Corp.	597	11,922
TE Connectivity Ltd.	342	20,592
Teradata Corp.*	132	6,493
Texas Instruments, Inc.	934	44,038
Total System Services, Inc.	141	4,288
VeriSign, Inc.*	115	6,200
Visa, Inc. Cl A	437	94,331
Western Digital Corp.	178	16,344
Western Union Co.	469	7,673
Xerox Corp.	930	10,509
Xilinx, Inc.	222	12,048
Yahoo!, Inc.*	819	29,402

		2,679,141

MATERIALS (2.1%)
Air Products & Chemicals, Inc.	181	21,546
Airgas, Inc.	57	6,071
Alcoa, Inc.	933	12,008
Allegheny Technologies, Inc.	88	3,316
Avery Dennison Corp.	83	4,206
Ball Corp.	124	6,796
Bemis Co., Inc.	89	3,492
CF Industries Hldgs., Inc.	49	12,771
Cliffs Natural Resources, Inc.	129	2,639
Dow Chemical Co.	1,029	49,999
Du Pont (E.I.) de Nemours & Co.	797	53,479
Eastman Chemical Co.	130	11,207
Ecolab, Inc.	235	25,378
FMC Corp.	116	8,881
Freeport-McMoRan Copper & Gold, Inc.	891	29,465
Int’l. Flavors & Fragrances, Inc.	70	6,697
International Paper Co.	388	17,801
LyondellBasell Inds. N.V. Cl A	374	33,264
MeadWestvaco Corp.	153	5,759
Monsanto Co.	457	51,993
Newmont Mining Corp.	467	10,946
Nucor Corp.	265	13,393
Owens-Illinois, Inc.*	142	4,804
PPG Industries, Inc.	121	23,409
Praxair, Inc.	256	33,528
Sealed Air Corp.	170	5,588
Sherwin-Williams Co.	74	14,588
Sigma-Aldrich Corp.	105	9,805
The Mosaic Co.	291	14,550
United States Steel Corp.	113	3,120
Vulcan Materials Co.	113	7,509

		508,008

TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	4,489	157,429
CenturyLink, Inc.	497	16,321
Frontier Communications Corp.	810	4,617

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Verizon Communications, Inc.	3,564	169,539
Windstream Hldgs., Inc.	518	4,268

		352,174

UTILITIES (1.8%)
AES Corp.	568	8,111
AGL Resources, Inc.	105	5,141
Ameren Corp.	216	8,899
American Electric Power Co., Inc.	436	22,088
CenterPoint Energy, Inc.	376	8,907
CMS Energy Corp.	235	6,881
Consolidated Edison, Inc.	265	14,217
Dominion Resources, Inc.	506	35,921
DTE Energy Co.	155	11,515
Duke Energy Corp.	610	43,444
Edison International	277	15,681
Entergy Corp.	154	10,295
Exelon Corp.	711	23,861
FirstEnergy Corp.	355	12,081
Integrys Energy Group, Inc.	69	4,116
NextEra Energy, Inc.	382	36,527
NiSource, Inc.	275	9,771
Northeast Utilities	278	12,649
NRG Energy, Inc.	279	8,872
ONEOK, Inc.	179	10,606
Pepco Hldgs., Inc.	221	4,526
PG&E Corp.	399	17,237
Pinnacle West Capital Corp.	98	5,357
PPL Corp.	557	18,459
Public Svc. Enterprise Group, Inc.	440	16,782
SCANA Corp.	123	6,312
Sempra Energy	197	19,062
Southern Co.	766	33,658
TECO Energy, Inc.	181	3,104
Wisconsin Energy Corp.	197	9,170
Xcel Energy, Inc.	445	13,510

		456,760

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $10,135,972) 58.1%		14,422,798

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	0.04	06/12/14	200,000	199,984

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $199,984) 0.8%					199,984

TOTAL INDEXED ASSETS (Cost: $10,335,956) 58.9%					14,622,782

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.7%)
Aeropostale, Inc.*	3,033	15,226
Amazon.com, Inc.*	192	64,612
American Axle & Mfg. Hldgs., Inc.*	932	17,261
AutoZone, Inc.*	51	27,392
Bally Technologies, Inc.*	338	22,399
Bassett Furniture Industries, Inc.	2,127	31,586

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Brunswick Corp.	216	9,783
Carmike Cinemas, Inc.*	510	15,229
Deckers Outdoor Corp.*	786	62,668
Diamond Resorts Int’l., Inc.*	1,545	26,188
Discovery Communications, Inc. Cl A*	298	24,645
Disney (Walt) Co.	885	70,862
Dollar Tree, Inc.*	217	11,323
Drew Industries, Inc.	373	20,217
Ford Motor Co.	1,320	20,592
General Motors Co.	627	21,581
Haverty Furniture Cos., Inc.	806	23,938
Home Depot, Inc.	596	47,161
Houghton Mifflin Harcourt Co.*	1,701	34,582
HSN, Inc.	245	14,634
Johnson Controls, Inc.	326	15,426
Macy’s, Inc.	606	35,930
McDonald’s Corp.	501	49,113
MDC Hldgs., Inc.	750	21,210
Pep Boys - Manny, Moe & Jack*	742	9,438
Popeyes Louisiana Kitchen, Inc.*	1,131	45,964
Red Robin Gourmet Burgers, Inc.*	354	25,375
Rent-A-Center, Inc.	542	14,417
Rentrak Corp.*	55	3,315
Ruby Tuesday, Inc.*	2,312	12,970
Shutterfly, Inc.*	794	33,888
Sotheby’s	244	10,626
Starbucks Corp.	656	48,137
Steve Madden Ltd.*	643	23,135
Target Corp.	606	36,669
The Men’s Wearhouse, Inc.	180	8,816
Time Warner Cable, Inc.	331	45,407
Time Warner, Inc.	558	36,454
TJX Cos., Inc.	426	25,837
ValueVision Media, Inc. Cl A*	1,000	4,860
Viacom, Inc. Cl B	400	33,996
Wolverine World Wide, Inc.	1,148	32,775

		1,155,637

CONSUMER STAPLES (2.6%)
Boston Beer Co., Inc. Cl A*	24	5,874
Coca-Cola Co.	838	32,397
Colgate-Palmolive Co.	466	30,229
Constellation Brands, Inc. Cl A*	496	42,145
Crimson Wine Group Ltd.*	2,119	18,753
Darling International, Inc.*	780	15,616
Estee Lauder Cos., Inc. Cl A	443	29,628
Farmer Brothers Co.*	975	19,208
Hain Celestial Group, Inc.*	236	21,587
Mead Johnson Nutrition Co.	187	15,547
Mondelez International, Inc. Cl A	691	23,874
PepsiCo, Inc.	551	46,009
Philip Morris Int’l., Inc.	362	29,637
Proctor & Gamble Co.	938	75,603
Spectrum Brands Hldgs., Inc.	210	16,737
Susser Hldgs. Corp.*	674	42,105
Sysco Corp.	670	24,207
The Pantry, Inc.*	1,319	20,233
TreeHouse Foods, Inc.*	158	11,374
Tyson Foods, Inc. Cl A	566	24,910
Vector Group Ltd.	682	14,690
Village Super Market, Inc. Cl A	470	12,408
Wal-Mart Stores, Inc.	774	59,157

		631,928

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

ENERGY (3.1%)
American Eagle Energy Corp.*	535	3,825
Anadarko Petroleum Corp.	426	36,108
Apache Corp.	292	24,221
Basic Energy Services, Inc.*	240	6,578
Carrizo Oil and Gas, Inc.*	651	34,802
Chevron Corp.	388	46,137
Emerald Oil, Inc.*	1,744	11,720
Endeavour International Corp.*	3,400	11,050
Energy XXI (Bermuda) Ltd.	1,526	35,968
EOG Resources, Inc.	209	41,000
Exxon Mobil Corp.	1,577	154,041
Gulf Coast Ultra Deep Royalty Trust*	4,949	15,094
Halliburton Co.	972	57,241
Helix Energy Solutions Group*	550	12,639
Hess Corp.	283	23,455
Kodiak Oil & Gas Corp.*	975	11,837
National Oilwell Varco, Inc.	438	34,107
Noble Energy, Inc.	749	53,209
Occidental Petroleum Corp.	460	43,833
PBF Energy, Inc.	1,685	43,473
Range Resources Corp.	246	20,411
Sanchez Energy Corp.*	387	11,467
Saratoga Resources, Inc.*	2,356	3,181
Synergy Resources Corp.*	680	7,310
Targa Resources Corp.	211	20,944
Western Refining, Inc.	432	16,675

		780,326

FINANCIALS (7.4%)
Agree Realty Corp.	156	4,744
Alexander’s, Inc.	20	7,220
American Assets Trust, Inc.	428	14,441
American Int’l. Group, Inc.	880	44,009
AmREIT, Inc. Cl B	578	9,577
Aon PLC	284	23,936
Ashford Hospitality Prime, Inc	334	5,050
Ashford Hospitality Trust, Inc.	1,318	14,854
Aspen Insurance Hldgs. Ltd.	403	15,999
BancFirst Corp.	291	16,479
Bank of America Corp.	3,252	55,934
Bank of Marin Bancorp	205	9,229
Banner Corp.	487	20,069
Berkshire Hathaway, Inc. Cl B*	370	46,239
Brookline Bancorp, Inc.	1,802	16,975
Bryn Mawr Bank Corp.	520	14,940
Capital One Financial Corp.	876	67,592
Cash America Int’l., Inc.	392	15,178
Chatham Lodging Trust	680	13,750
Chesapeake Lodging Trust	826	21,253
Citigroup, Inc.	856	40,746
Columbia Banking System, Inc.	410	11,693
Comerica, Inc.	615	31,857
Customers Bancorp, Inc.*	604	12,605
Dime Community Bancshares	872	14,807
Eagle Bancorp, Inc.*	313	11,299
EastGroup Properties, Inc.	159	10,003
Ellington Financial LLC	1,469	34,992
Endurance Specialty Hldgs. Ltd.	235	12,650
Enterprise Financial Svcs. Corp.	520	10,436
Equity Lifestyle Properties, Inc.	346	14,065

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Essent Group Ltd.*	560	12,578
FBR & Co.*	285	7,362
FelCor Lodging Trust, Inc.	2,888	26,108
Financial Engines, Inc.*	143	7,262
First Interstate BancSytem, Inc.	795	22,435
Flushing Financial Corp.	532	11,209
Forest City Enterprises, Inc. Cl A*	1,351	25,804
Franklin Resources, Inc.	340	18,421
Geo Group, Inc.	330	10,639
Glacier Bancorp, Inc.	925	26,890
Goldman Sachs Group, Inc.	301	49,319
Hanmi Financial Corp.	280	6,524
Health Insurance Innovations, Inc. Cl A*	812	8,396
Highwoods Properties, Inc.	586	22,508
Investors Bancorp, Inc.	820	22,665
iShares Micro-Cap ETF	247	19,093
iShares Russell 2000 Growth ETF	49	6,667
iShares Russell 2000 Value ETF	260	26,218
Janus Capital Group, Inc.	1,600	17,392
JPMorgan Chase & Co.	1,937	117,595
Marlin Business Svcs. Corp.	888	18,479
MB Financial, Inc.	739	22,879
Meadowbrook Insurance Group, Inc.	2,881	16,796
MetLife, Inc.	883	46,622
Mid-America Apt. Communities, Inc.	132	9,012
National Bank Hldgs. Corp. Cl A	845	16,959
Northfield Bancorp, Inc.	1,217	15,651
Parkway Properties, Inc.	491	8,961
Pennsylvania REIT	807	14,566
PHH Corp.*	585	15,116
PNC Financial Svcs. Grp., Inc.	384	33,408
Primerica, Inc.	305	14,369
PrivateBancorp, Inc.	704	21,479
ProAssurance Corp.	668	29,746
Prosperity Bancshares, Inc.	339	22,425
PS Business Parks, Inc.	163	13,630
S.Y. Bancorp, Inc.	690	21,832
Sabra Health Care REIT, Inc.	611	17,041
Select Income REIT	902	27,304
Silvercrest Asset Mgmt. Group, Inc. Cl A	90	1,646
Simon Property Group, Inc.	317	51,988
Sovran Self Storage, Inc.	100	7,345
Starwood Property Trust, Inc.	583	13,753
Stifel Financial Corp.*	385	19,158
SVB Financial Group*	306	39,407
Symetra Financial Corp.	1,424	28,224
Terreno Realty Corp.	467	8,831
Texas Capital Bancshares, Inc.*	285	18,508
UMB Financial Corp.	302	19,539
Urstadt Biddle Pptys., Inc. Cl A	464	9,586
ViewPoint Financial Group, Inc.	100	2,885
Wells Fargo & Co.	1,886	93,810
Westamerica Bancorporation	159	8,599
Zions Bancorporation	843	26,116

		1,843,376

HEALTH CARE (5.7%)
Abbott Laboratories	908	34,967
Abiomed, Inc.*	906	23,592
Acorda Therapeutics, Inc.*	282	10,691
Align Technology, Inc.*	218	11,290
Alnylam Pharmaceuticals, Inc.*	239	16,046

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

AmerisourceBergen Corp.	135	8,855
Ani Pharmaceuticals, Inc.*	291	9,123
Anika Therapeutics, Inc.*	130	5,343
athenahealth, Inc.*	134	21,472
Biogen Idec, Inc.*	129	39,457
BioScrip, Inc.*	1,932	13,485
BioSpecifics Technologies Corp.*	335	8,683
Bruker Corp.*	566	12,899
Capital Senior Living Corp.*	203	5,276
Celgene Corp.*	411	57,376
Cepheid, Inc.*	281	14,494
Cerner Corp.*	238	13,388
Computer Programs & Systems, Inc.	250	16,150
Coronado Biosciences, Inc.*	786	1,556
Covidien PLC	332	24,455
Cubist Pharmaceuticals, Inc.*	335	24,505
Cyberonics, Inc.*	255	16,639
DexCom, Inc.*	789	32,633
Emergent Biosolutions, Inc.*	707	17,866
Ensign Group, Inc.	436	19,027
Exact Sciences Corp.*	989	14,014
Express Scripts Hldg. Co.*	376	28,234
Forest Laboratories, Inc.*	405	37,369
Gilead Sciences, Inc.*	875	62,003
GW Pharmaceuticals PLC ADR*	120	7,124
Harvard Bioscience, Inc.*	2,230	10,570
HeartWare International, Inc.*	83	7,784
Humana, Inc.	131	14,766
Insulet Corp.*	536	25,417
Intercept Pharmaceuticals, Inc.*	22	7,255
InterMune, Inc.*	210	7,029
Isis Pharmaceuticals, Inc.*	312	13,482
Karyopharm Therapeutics, Inc.*	225	6,950
Kindred Healthcare, Inc.	371	8,689
Mazor Robotics Ltd. ADR*	724	14,799
McKesson Corp.	162	28,604
Medicines Co.*	293	8,327
Medtronic, Inc.	365	22,462
Merck & Co., Inc.	1,358	77,094
Momenta Pharmaceuticals, Inc.*	400	4,660
MWI Veterinary Supply, Inc.*	127	19,764
Mylan, Inc.*	1,322	64,553
Neogen Corp.*	273	12,271
Omeros Corp.*	849	10,247
OSI Pharmaceuticals, Inc. - rights*	131	1
PAREXEL International Corp.*	469	25,368
Pfizer, Inc.	3,165	101,660
Pharmacyclics, Inc.*	149	14,933
Prestige Brands Hldgs., Inc.*	544	14,824
QLT, Inc.	3,318	18,448
Questcor Pharmaceuticals, Inc.	211	13,700
Repros Therapeutics, Inc.*	130	2,306
Salix Pharmaceuticals Ltd.*	67	6,942
Seattle Genetics, Inc.*	266	12,119
St. Jude Medical, Inc.	338	22,102
Stryker Corp.	426	34,706
Supernus Pharmaceuticals, Inc.*	5,533	49,465
Synageva BioPharma Corp.*	136	11,284
Team Health Hldgs., Inc.*	160	7,160
TearLab Corp.*	2,608	17,630
Thoratec Corp.*	182	6,517

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

UnitedHealth Group, Inc.	384	31,484
Universal American Corp.	852	6,024
Vascular Solutions, Inc.*	594	15,557
Vertex Pharmaceuticals, Inc.*	162	11,457
WellCare Health Plans, Inc.*	106	6,733

		1,403,155

INDUSTRIALS (5.0%)
Acuity Brands, Inc.	136	18,030
Alaska Air Group, Inc.	304	28,366
Allegiant Travel Co.	153	17,125
American Railcar Inds., Inc.	129	9,034
Astronics Corp.*	847	53,708
AZZ, Inc.	953	42,580
Beacon Roofing Supply, Inc.*	454	17,552
Blount International, Inc.*	1,298	15,446
Boeing Co.	652	81,819
CIRCOR International, Inc.	188	13,786
Corporate Executive Board Co.	339	25,164
Cummins, Inc.	331	49,316
Delta Air Lines, Inc.	745	25,814
Deluxe Corp.	250	13,118
Encore Wire Corp.	523	25,371
EnPro Industries, Inc.*	602	43,747
Expeditors Int’l. of Wash.	609	24,135
FedEx Corp.	332	44,010
General Electric Co.	2,896	74,977
Healthcare Svcs. Group, Inc.	796	23,132
Miller Industries, Inc.	1,395	27,244
Mueller Industries, Inc.	1,854	55,601
Mueller Water Product, Inc. Cl A	2,144	20,368
Old Dominion Freight Line, Inc.*	1,326	75,237
On Assignment, Inc.*	1,053	40,635
Orbital Sciences Corp.*	793	22,125
Precision Castparts Corp.	260	65,718
Raven Industries, Inc.	940	30,785
Roper Industries, Inc.	659	87,983
Steelcase, Inc.	570	9,468
Sun Hydraulics Corp.	524	22,694
SYNNEX Corp.*	250	15,153
Teledyne Technologies, Inc.*	244	23,749
The Advisory Board Co.*	247	15,870
Tyco International Ltd.	581	24,634
Union Pacific Corp.	233	43,725
USG Corp.*	440	14,397

		1,241,616

INFORMATION TECHNOLOGY (6.9%)
Analog Devices, Inc.	457	24,285
Anixter International, Inc.	412	41,826
Apple, Inc.	334	179,271
ARRIS Group, Inc.*	1,969	55,487
Aspen Technology, Inc.*	253	10,717
Automatic Data Processing, Inc.	397	30,672
Blucora, Inc.*	410	8,073
Brightcove, Inc.*	2,489	24,467
Broadcom Corp. Cl A	817	25,719
CalAmp Corp.*	931	25,947
Cavium, Inc.*	830	36,296
Cisco Systems, Inc.	1,749	39,195
Coherent, Inc.*	182	11,894
CommVault Systems, Inc.*	454	29,487
comScore, Inc.*	694	22,756

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Conversant, Inc.*	569	16,017
Cornerstone OnDemand, Inc.*	273	13,069
CoStar Group, Inc.*	85	15,873
Electronics for Imaging, Inc.*	500	21,655
Emulex Corp.*	1,746	12,903
F5 Networks, Inc.*	113	12,049
Fabrinet*	320	6,646
FEI Company	172	17,719
Google, Inc. Cl A*	90	100,306
iGATE Corp.*	937	29,553
Imation Corp.*	2,130	12,290
Imperva, Inc.*	477	26,569
Informatica Corp.*	389	14,696
Int’l. Business Machines Corp.	334	64,292
Jive Software, Inc.*	674	5,399
KLA-Tencor Corp.	260	17,976
LogMeIn, Inc.*	980	43,992
MasterCard, Inc. Cl A	490	36,603
MAXIMUS, Inc.	696	31,223
Microsemi Corp.*	1,091	27,308
Microsoft Corp.	2,015	82,595
MKS Instruments, Inc.	411	12,285
Monolithic Power Systems, Inc.*	1,075	41,678
Nanometrics, Inc.*	1,571	28,231
NetApp, Inc.	119	4,391
Nova Measuring Instruments Ltd.*	650	7,280
Oracle Corp.	1,253	51,260
Proofpoint, Inc.*	1,076	39,898
PTC, Inc.*	548	19,416
QLIK Technologies, Inc.*	841	22,362
QUALCOMM, Inc.	717	56,543
Richardson Electronics Ltd.	2,667	28,697
Rogers Corp.*	443	27,652
Salesforce.com, inc.*	1,118	63,827
SunEdison, Inc.*	600	11,304
Synaptics, Inc.*	335	20,107
Teradata Corp.*	368	18,102
Texas Instruments, Inc.	586	27,630
TIBCO Software, Inc.*	548	11,135
Ultimate Software Group, Inc.*	77	10,549
Web.com Group, Inc.*	140	4,764
WEX, Inc.*	153	14,543
Yahoo!, Inc.*	689	24,735

		1,721,214

MATERIALS (1.8%)
A. Schulman, Inc.	505	18,311
Ball Corp.	525	28,775
Boise Cascade Co.*	244	6,988
CF Industries Hldgs., Inc.	95	24,761
Crown Hldgs., Inc.*	821	36,732
CVR Partners LP	1,100	23,309
Dow Chemical Co.	707	34,353
Eastman Chemical Co.	559	48,191
FMC Corp.	170	13,015
Freeport-McMoRan Copper & Gold, Inc.	720	23,810
Horsehead Hldg. Corp.*	820	13,792
Kaiser Aluminum Corp.	532	37,995
Kraton Performance Polymers, Inc.*	790	20,651
Louisiana-Pacific Corp.*	429	7,237
LSB Industries, Inc.*	320	11,974
McEwen Mining, Inc.*	993	2,353

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Resolute Forest Products*	1,001	20,110
Schnitzer Steel Industries, Inc. Cl A	710	20,484
Silgan Hldgs., Inc.	479	23,720
Stepan Co.	287	18,529
U.S. Concrete, Inc.*	470	11,045
Universal Stainless & Alloy Products, Inc.*	168	5,673

		451,808

TELECOMMUNICATION SERVICES (0.5%)
AT&T, Inc.	1,684	59,058
Consolidated Comms. Hldgs., Inc.	1,087	21,751
IDT Corp. Cl B	540	8,996
Verizon Communications, Inc.	721	34,298

		124,103

UTILITIES (1.2%)
Ameren Corp.	190	7,828
Avista Corp.	883	27,064
Black Hills Corp.	285	16,430
Dominion Resources, Inc.	604	42,878
Edison International	350	19,814
Idacorp, Inc.	457	25,350
Northwest Natural Gas Co.	285	12,543
NorthWestern Corp.	412	19,542
PNM Resources, Inc.	752	20,327
Portland General Electric Co.	449	14,521
PPL Corp.	387	12,825
Public Svc. Enterprise Group, Inc.	681	25,973
Sempra Energy	319	30,866
UNS Energy Corp.	412	24,732

		300,693

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $6,778,004) 38.9%		9,653,856

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	25,501

TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		25,501

TOTAL ACTIVE ASSETS (Cost: $6,788,004) 39.0%		9,679,357

TEMPORARY CASH INVESTMENTS (2) (Cost: $386,700) 1.6%		386,700

TOTAL INVESTMENTS (Cost: $17,510,660) 99.5%		24,688,839

OTHER NET ASSETS 0.5%		130,144

NET ASSETS 100.0%		$24,818,983

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
CONSUMER DISCRETIONARY (11.7%)
Amazon.com, Inc.*	1,915	644,436
AutoNation, Inc.*	336	17,885
AutoZone, Inc.*	176	94,530
Bed Bath & Beyond, Inc.*	1,125	77,400
Best Buy Co., Inc.	1,389	36,683
BorgWarner, Inc.	1,172	72,043
Cablevision Systems Corp. Cl A	1,141	19,249
CarMax, Inc.*	1,147	53,680
Carnival Corp.	2,200	83,292
CBS Corp. Cl B	2,841	175,574
Chipotle Mexican Grill, Inc.*	154	87,480
Coach, Inc.	1,413	70,170
Comcast Corp. Cl A	13,414	670,968
D.R. Horton, Inc.	1,522	32,951
Darden Restaurants, Inc.	672	34,111
Delphi Automotive PLC	1,416	96,090
DIRECTV*	2,439	186,388
Discovery Communications, Inc. Cl A*	1,141	94,361
Disney (Walt) Co.	8,386	671,467
Dollar General Corp.*	1,525	84,607
Dollar Tree, Inc.*	1,098	57,294
Expedia, Inc.	543	39,368
Family Dollar Stores, Inc.	494	28,657
Ford Motor Co.	20,131	314,044
Fossil Group, Inc.*	238	27,753
GameStop Corp. Cl A	615	25,277
Gannett Co., Inc.	1,141	31,492
Gap, Inc.	1,399	56,044
Garmin Ltd.	609	33,653
General Motors Co.	6,651	228,927
Genuine Parts Co.	808	70,175
Goodyear Tire & Rubber Co.	1,295	33,838
Graham Hldgs. Co. Cl B	22	15,483
H&R Block, Inc.	1,407	42,477
Harley-Davidson, Inc.	1,130	75,269
Harman Int’l. Industries, Inc.	336	35,750
Hasbro, Inc.	603	33,539
Home Depot, Inc.	7,278	575,908
International Game Technology	1,298	18,250
Interpublic Group of Cos., Inc.	2,224	38,119
Johnson Controls, Inc.	3,371	159,516
Kohl’s Corp.	1,039	59,015
L Brands, Inc.	1,243	70,565
Leggett & Platt, Inc.	714	23,305
Lennar Corp. Cl A	932	36,926
Lowe’s Cos., Inc.	5,431	265,576
Macy’s, Inc.	1,913	113,422
Marriott International, Inc. Cl A	1,142	63,975
Mattel, Inc.	1,714	68,749
McDonald’s Corp.	5,095	499,463
Michael Kors Hldgs. Ltd.*	937	87,394
Mohawk Industries, Inc.*	320	43,514
Netflix, Inc.*	308	108,425
Newell Rubbermaid, Inc.	1,434	42,877
News Corp. Cl A*	2,595	44,686

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

NIKE, Inc. Cl B	3,828	282,736
Nordstrom, Inc.	733	45,776
O’Reilly Automotive, Inc.*	552	81,911
Omnicom Group, Inc.	1,357	98,518
PetSmart, Inc.	554	38,165
Priceline Group Inc.*	270	321,810
Pulte Homes, Inc.	1,801	34,561
PVH Corp.	413	51,530
Ralph Lauren Corp.	307	49,406
Ross Stores, Inc.	1,116	79,850
Scripps Networks Interactive, Inc. Cl A	587	44,559
Staples, Inc.	3,419	38,771
Starbucks Corp.	3,818	280,165
Starwood Hotels & Resorts	1,001	79,680
Target Corp.	3,298	199,562
Tiffany & Co.	575	49,536
Time Warner Cable, Inc.	1,457	199,871
Time Warner, Inc.	4,675	305,418
TJX Cos., Inc.	3,726	225,982
Tractor Supply Co.	702	49,582
TripAdvisor, Inc.*	585	52,995
Twenty-First Century Fox, Inc. Cl A	9,944	317,910
Urban Outfitters, Inc.*	561	20,460
V.F. Corp.	1,787	110,580
Viacom, Inc. Cl B	2,069	175,844
Whirlpool Corp.	397	59,336
Wyndham Worldwide Corp.	664	48,625
Wynn Resorts Ltd.	425	94,414
Yum! Brands, Inc.	2,315	174,528

		10,384,171

CONSUMER STAPLES (9.4%)
Altria Group, Inc.	10,360	387,775
Archer-Daniels-Midland Co.	3,454	149,869
Avon Products, Inc.	2,278	33,350
Beam, Inc.	870	72,471
Brown-Forman Corp. Cl B	817	73,277
Campbell Soup Co.	927	41,604
Clorox Co.	675	59,407
Coca-Cola Co.	19,500	753,870
Coca-Cola Enterprises, Inc.	1,223	58,410
Colgate-Palmolive Co.	4,581	297,169
ConAgra Foods, Inc.	2,169	67,304
Constellation Brands, Inc. Cl A*	864	73,414
Costco Wholesale Corp.	2,296	256,417
CVS Caremark Corp.	6,059	453,577
Dr. Pepper Snapple Group, Inc.	1,026	55,876
Estee Lauder Cos., Inc. Cl A	1,352	90,422
General Mills, Inc.	3,165	164,010
Hershey Co.	794	82,894
Hormel Foods Corp.	700	34,489
J.M. Smucker Co.	541	52,607
Kellogg Co.	1,320	82,777
Keurig Green Mountain, Inc.	669	70,640
Kimberly-Clark Corp.	1,961	216,200
Kraft Foods Group, Inc.	3,108	174,359
Kroger Co.	2,704	118,030
Lorillard, Inc.	1,869	101,076
McCormick & Co., Inc.	687	49,285

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Mead Johnson Nutrition Co.	1,049	87,214
Molson Coors Brewing Co. Cl B	813	47,853
Mondelez International, Inc. Cl A	8,909	307,806
Monster Beverage Corp.*	716	49,726
PepsiCo, Inc.	7,882	658,147
Philip Morris Int’l., Inc.	8,206	671,825
Proctor & Gamble Co.	13,954	1,124,692
Reynolds American, Inc.	1,647	87,983
Safeway, Inc.	1,218	44,993
Sysco Corp.	3,054	110,341
Tyson Foods, Inc. Cl A	1,371	60,338
Wal-Mart Stores, Inc.	8,247	630,318
Walgreen Co.	4,499	297,069
Whole Foods Market, Inc.	1,921	97,414

		8,346,298

ENERGY (9.8%)
Anadarko Petroleum Corp.	2,614	221,563
Apache Corp.	2,023	167,808
Baker Hughes, Inc.	2,284	148,506
Cabot Oil & Gas Corp.	2,268	76,840
Cameron International Corp.*	1,121	69,244
Chesapeake Energy Corp.	2,700	69,174
Chevron Corp.	9,815	1,167,102
ConocoPhillips	6,324	444,893
CONSOL Energy, Inc.	1,140	45,543
Denbury Resources, Inc.	1,852	30,373
Devon Energy Corp.	1,978	132,388
Diamond Offshore Drilling, Inc.	346	16,871
Ensco PLC Cl A	1,159	61,172
EOG Resources, Inc.	1,391	272,872
EQT Corp.	785	76,121
Exxon Mobil Corp.	22,224	2,170,835
FMC Technologies, Inc.*	1,210	63,271
Halliburton Co.	4,378	257,820
Helmerich & Payne, Inc.	521	56,039
Hess Corp.	1,401	116,115
Kinder Morgan, Inc.	3,570	115,989
Marathon Oil Corp.	3,520	125,030
Marathon Petroleum Corp.	1,516	131,953
Murphy Oil Corp.	888	55,820
Nabors Industries Ltd.	1,260	31,059
National Oilwell Varco, Inc.	2,248	175,052
Newfield Exploration Co.*	673	21,105
Noble Corp. PLC	1,241	40,630
Noble Energy, Inc.	1,866	132,561
Occidental Petroleum Corp.	4,090	389,736
Peabody Energy Corp.	1,397	22,827
Phillips 66	3,087	237,884
Pioneer Natural Resources Co.	753	140,916
QEP Resources, Inc.	922	27,144
Range Resources Corp.	864	71,686
Rowan Companies PLC Cl A*	630	21,218
Schlumberger Ltd.	6,727	655,883
Southwestern Energy Co.*	1,771	81,484
Spectra Energy Corp.	3,494	129,068
Tesoro Corp.	718	36,324
Transocean Ltd.	1,712	70,774
Valero Energy Corp.	2,767	146,928

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Williams Cos., Inc.	3,658	148,442

		8,674,063

FINANCIALS (15.9%)
ACE Ltd.	1,742	172,563
Aflac, Inc.	2,429	153,124
Allstate Corp.	2,305	130,417
American Express Co.	4,679	421,250
American Int’l. Group, Inc.	7,534	376,775
American Tower Corp.	2,056	168,325
Ameriprise Financial, Inc.	959	105,557
Aon PLC	1,540	129,791
Apartment Investment & Management Co. Cl A	768	23,209
Assurant, Inc.	371	24,100
AvalonBay Communities, Inc.	639	83,913
Bank of America Corp.	54,385	935,422
Bank of New York Mellon Corp.	5,841	206,129
BB&T Corp.	3,547	142,483
Berkshire Hathaway, Inc. Cl B*	9,266	1,157,972
BlackRock, Inc.	643	202,211
Boston Properties, Inc.	789	90,364
Capital One Financial Corp.	2,947	227,391
CBRE Group, Inc.*	1,425	39,088
Charles Schwab Corp.	6,014	164,363
Chubb Corp.	1,292	115,376
Cincinnati Financial Corp.	763	37,128
Citigroup, Inc.	15,626	743,798
CME Group, Inc.	1,615	119,526
Comerica, Inc.	874	45,273
Crown Castle International Corp.	1,774	130,886
Discover Financial Svcs.	2,422	140,936
E*Trade Financial Corp.*	1,405	32,343
Equity Residential	1,785	103,512
Fifth Third Bancorp	4,189	96,138
Franklin Resources, Inc.	2,043	110,690
General Growth Pptys., Inc.	2,777	61,094
Genworth Financial, Inc. Cl A*	2,414	42,800
Goldman Sachs Group, Inc.	2,169	355,391
Hartford Financial Svcs. Group, Inc.	2,314	81,615
HCP, Inc.	2,427	94,143
Health Care REIT, Inc.	1,551	92,440
Host Hotels & Resorts, Inc.	3,990	80,758
Hudson City Bancorp, Inc.	2,399	23,582
Huntington Bancshares, Inc.	4,151	41,385
IntercontinentalExchange Group	601	118,896
Invesco Ltd.	2,148	79,476
JPMorgan Chase & Co.	19,487	1,183,056
KeyCorp	4,398	62,628
Kimco Realty Corp.	2,157	47,195
Legg Mason, Inc.	518	25,403
Leucadia National Corp.	1,592	44,576
Lincoln National Corp.	1,321	66,935
Loews Corp.	1,593	70,172
M&T Bank Corp.	660	80,058
Marsh & McLennan Cos., Inc.	2,808	138,434
McGraw-Hill Financial, Inc.	1,439	109,796
MetLife, Inc.	5,781	305,237
Moody’s Corp.	965	76,544
Morgan Stanley	7,026	219,000

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Nasdaq OMX Group, Inc.	642	23,715
Northern Trust Corp.	1,085	71,133
People’s United Financial, Inc.	1,568	23,316
Plum Creek Timber Co., Inc.	923	38,803
PNC Financial Svcs. Grp., Inc.	2,748	239,076
Principal Financial Grp., Inc.	1,395	64,156
Progressive Corp.	2,804	67,913
ProLogis, Inc.	2,602	106,240
Prudential Financial, Inc.	2,382	201,636
Public Storage	755	127,210
Regions Financial Corp.	6,896	76,615
Simon Property Group, Inc.	1,645	269,780
SLM Corp.	2,139	52,363
State Street Corp.	2,221	154,471
SunTrust Banks, Inc.	2,635	104,847
T. Rowe Price Group, Inc.	1,316	108,373
The Macerich Co.	730	45,501
Torchmark Corp.	457	35,966
Travelers Cos., Inc.	1,831	155,818
U.S. Bancorp	9,379	401,984
Unum Group	1,323	46,715
Ventas, Inc.	1,589	96,246
Vornado Realty Trust	904	89,098
Wells Fargo & Co.	24,641	1,225,643
Weyerhaeuser Co.	3,100	90,985
XL Group PLC	1,411	44,094
Zions Bancorporation	954	29,555

		14,121,919

HEALTH CARE (13.0%)
Abbott Laboratories	8,040	309,620
AbbVie, Inc.	8,174	420,144
Actavis PLC*	897	184,647
Aetna, Inc.	1,790	134,196
Agilent Technologies, Inc.	1,705	95,344
Alexion Pharmaceuticals, Inc.*	1,019	155,020
Allergan, Inc.	1,560	193,596
AmerisourceBergen Corp.	1,238	81,200
Amgen, Inc.	3,907	481,889
Bard (C.R.), Inc.	400	59,192
Baxter International, Inc.	2,783	204,773
Becton, Dickinson & Co.	1,008	118,017
Biogen Idec, Inc.*	1,217	372,244
Boston Scientific Corp.*	6,902	93,315
Bristol-Myers Squibb Co.	8,460	439,497
Cardinal Health, Inc.	1,826	127,783
CareFusion Corp.*	1,078	43,357
Celgene Corp.*	2,090	291,764
Cerner Corp.*	1,557	87,581
CIGNA Corp.	1,407	117,808
Covidien PLC	2,354	173,396
DaVita HealthCare Partners, Inc.*	901	62,034
DENTSPLY International, Inc.	727	33,471
Edwards Lifesciences Corp.*	558	41,387
Express Scripts Hldg. Co.*	4,066	305,316
Forest Laboratories, Inc.*	1,263	116,537
Gilead Sciences, Inc.*	7,917	560,999
Hospira, Inc.*	871	37,671
Humana, Inc.	750	84,540

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Intuitive Surgical, Inc.*	195	85,408
Johnson & Johnson	14,590	1,433,176
Laboratory Corp. of America Hldgs.*	439	43,114
Lilly (Eli) & Co.	5,071	298,479
McKesson Corp.	1,187	209,589
Medtronic, Inc.	5,195	319,700
Merck & Co., Inc.	15,134	859,157
Mylan, Inc.*	1,968	96,097
Patterson Cos., Inc.	426	17,790
PerkinElmer, Inc.	574	25,864
Perrigo Co. PLC	718	111,046
Pfizer, Inc.	32,798	1,053,472
Quest Diagnostics, Inc.	729	42,224
Regeneron Pharmaceuticals, Inc.*	419	125,817
St. Jude Medical, Inc.	1,461	95,535
Stryker Corp.	1,517	123,590
Tenet Healthcare Corp.*	500	21,405
Thermo Fisher Scientific, Inc.	2,023	243,246
UnitedHealth Group, Inc.	5,090	417,329
Varian Medical Systems, Inc.*	542	45,523
Vertex Pharmaceuticals, Inc.*	1,282	90,663
Waters Corp.*	450	48,785
WellPoint, Inc.	1,453	144,646
Zimmer Hldgs., Inc.	884	83,609
Zoetis, Inc.	2,586	74,839

		11,536,441

INDUSTRIALS (10.3%)
3M Co.	3,220	436,825
Allegion PLC*	466	24,311
AMETEK, Inc.	1,268	65,289
Boeing Co.	3,520	441,725
Caterpillar, Inc.	3,286	326,530
Cintas Corp.	519	30,938
CSX Corp.	5,176	149,949
Cummins, Inc.	877	130,664
Danaher Corp.	3,097	232,275
Deere & Co.	1,919	174,245
Delta Air Lines, Inc.	4,546	157,519
Dover Corp.	870	71,123
Dun & Bradstreet Corp.	191	18,976
Eaton Corp. PLC	2,420	181,790
Emerson Electric Co.	3,533	236,004
Equifax, Inc.	634	43,131
Expeditors Int’l. of Wash.	1,073	42,523
Fastenal Co.	1,411	69,591
FedEx Corp.	1,431	189,693
Flowserve Corp.	705	55,230
Fluor Corp.	814	63,272
General Dynamics Corp.	1,708	186,035
General Electric Co.	51,805	1,341,231
Grainger (W.W.), Inc.	317	80,093
Honeywell International, Inc.	4,042	374,936
Illinois Tool Works, Inc.	2,032	165,263
Ingersoll-Rand PLC	1,296	74,183
Iron Mountain, Inc.	880	24,262
Jacobs Engineering Group, Inc.*	665	42,228
Joy Global, Inc.	514	29,812
Kansas City Southern	561	57,256

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

L-3 Communications Hldgs., Inc.	446	52,695
Lockheed Martin Corp.	1,390	226,904
Masco Corp.	1,918	42,599
Nielsen Hldgs. N.V.	1,486	66,320
Norfolk Southern Corp.	1,574	152,946
Northrop Grumman Corp.	1,127	139,049
PACCAR, Inc.	1,787	120,515
Pall Corp.	557	49,835
Parker Hannifin Corp.	754	90,261
Pentair Ltd.	1,013	80,371
Pitney Bowes, Inc.	1,034	26,874
Precision Castparts Corp.	752	190,076
Quanta Services, Inc.*	1,090	40,221
Raytheon Co.	1,673	165,276
Republic Services, Inc.	1,370	46,799
Robert Half Int’l., Inc.	698	29,281
Robinson (C.H.) Worldwide, Inc.	783	41,021
Rockwell Automation, Inc.	704	87,683
Rockwell Collins, Inc.	698	55,610
Roper Industries, Inc.	515	68,758
Ryder System, Inc.	274	21,898
Snap-on, Inc.	299	33,931
Southwest Airlines Co.	3,725	87,947
Stanley Black & Decker, Inc.	809	65,723
Stericycle, Inc.*	448	50,902
Textron, Inc.	1,440	56,578
The ADT Corp.	924	27,674
Tyco International Ltd.	2,421	102,650
Union Pacific Corp.	2,349	440,813
United Parcel Service, Inc. Cl B	3,698	360,111
United Technologies Corp.	4,332	506,151
Waste Management, Inc.	2,245	94,447
Xylem, Inc.	975	35,510

		9,174,331

INFORMATION TECHNOLOGY (18.0%)
Accenture Ltd. Cl A	3,273	260,924
Adobe Systems, Inc.*	2,410	158,433
Akamai Technologies, Inc.*	910	52,971
Alliance Data Systems Corp.*	265	72,199
Altera Corp.	1,594	57,767
Amphenol Corp. Cl A	813	74,511
Analog Devices, Inc.	1,519	80,720
Apple, Inc.	4,591	2,464,168
Applied Materials, Inc.	6,232	127,257
Autodesk, Inc.*	1,177	57,885
Automatic Data Processing, Inc.	2,522	194,850
Broadcom Corp. Cl A	2,758	86,822
CA, Inc.	1,666	51,596
Cisco Systems, Inc.	26,356	590,638
Citrix Systems, Inc.*	924	53,065
Cognizant Technology Solutions*	3,248	164,381
Computer Sciences Corp.	743	45,189
Corning, Inc.	7,029	146,344
eBay, Inc.*	5,997	331,274
Electronic Arts, Inc.*	1,594	46,242
EMC Corp.	10,260	281,227
F5 Networks, Inc.*	376	40,093
Facebook, Inc. Cl A*	8,792	529,630

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Fidelity Nat’l. Information Svcs., Inc.	1,480	79,106
First Solar, Inc.*	363	25,334
Fiserv, Inc.*	1,312	74,377
FLIR Systems, Inc.	711	25,596
Google, Inc. Cl A*	1,453	1,619,378
Harris Corp.	544	39,799
Hewlett-Packard Co.	9,752	315,575
Int’l. Business Machines Corp.	5,020	966,300
Intel Corp.	25,586	660,375
Intuit, Inc.	1,476	114,729
Jabil Circuit, Inc.	968	17,424
Juniper Networks, Inc.*	2,573	66,280
KLA-Tencor Corp.	831	57,455
Lam Research Corp.*	797	43,835
Linear Technology Corp.	1,181	57,503
LSI Corp.	2,947	32,623
MasterCard, Inc. Cl A	5,263	393,146
Microchip Technology, Inc.	1,000	47,760
Micron Technology, Inc.*	5,597	132,425
Microsoft Corp.	38,872	1,593,362
Motorola Solutions, Inc.	1,136	73,033
NetApp, Inc.	1,684	62,140
NVIDIA Corp.	2,781	49,808
Oracle Corp.	17,822	729,098
Paychex, Inc.	1,662	70,801
QUALCOMM, Inc.	8,702	686,240
Red Hat, Inc.*	983	52,079
Salesforce.com, inc.*	2,977	169,957
SanDisk Corp.	1,160	94,180
Seagate Technology PLC	1,601	89,912
Symantec Corp.	3,559	71,073
TE Connectivity Ltd.	2,036	122,588
Teradata Corp.*	783	38,516
Texas Instruments, Inc.	5,579	263,050
Total System Services, Inc.	844	25,666
VeriSign, Inc.*	687	37,036
Visa, Inc. Cl A	2,608	562,963
Western Digital Corp.	1,058	97,146
Western Union Co.	2,796	45,743
Xerox Corp.	5,526	62,444
Xilinx, Inc.	1,324	71,853
Yahoo!, Inc.*	4,890	175,551

		15,981,445

MATERIALS (3.4%)
Air Products & Chemicals, Inc.	1,080	128,563
Airgas, Inc.	341	36,320
Alcoa, Inc.	5,569	71,673
Allegheny Technologies, Inc.	523	19,707
Avery Dennison Corp.	496	25,132
Ball Corp.	738	40,450
Bemis Co., Inc.	532	20,876
CF Industries Hldgs., Inc.	288	75,064
Cliffs Natural Resources, Inc.	771	15,775
Dow Chemical Co.	6,140	298,343
Du Pont (E.I.) de Nemours & Co.	4,762	319,530
Eastman Chemical Co.	774	66,727
Ecolab, Inc.	1,401	151,294
FMC Corp.	689	52,750

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Freeport-McMoRan Copper & Gold, Inc.	5,312	175,668
Int’l. Flavors & Fragrances, Inc.	423	40,468
International Paper Co.	2,319	106,396
LyondellBasell Inds. N.V. Cl A	2,229	198,247
MeadWestvaco Corp.	914	34,403
Monsanto Co.	2,731	310,706
Newmont Mining Corp.	2,787	65,327
Nucor Corp.	1,575	79,601
Owens-Illinois, Inc.*	848	28,688
PPG Industries, Inc.	722	139,678
Praxair, Inc.	1,531	200,515
Sealed Air Corp.	1,013	33,297
Sherwin-Williams Co.	446	87,920
Sigma-Aldrich Corp.	631	58,923
The Mosaic Co.	1,744	87,200
United States Steel Corp.	674	18,609
Vulcan Materials Co.	677	44,987

		3,032,837

TELECOMMUNICATION SERVICES (2.4%)
AT&T, Inc.	26,795	939,701
CenturyLink, Inc.	2,968	97,469
Frontier Communications Corp.	4,836	27,565
Verizon Communications, Inc.	21,284	1,012,480
Windstream Hldgs., Inc.	3,098	25,528

		2,102,743

UTILITIES (3.1%)
AES Corp.	3,389	48,395
AGL Resources, Inc.	632	30,943
Ameren Corp.	1,292	53,230
American Electric Power Co., Inc.	2,603	131,868
CenterPoint Energy, Inc.	2,249	53,279
CMS Energy Corp.	1,403	41,080
Consolidated Edison, Inc.	1,588	85,196
Dominion Resources, Inc.	3,022	214,532
DTE Energy Co.	928	68,941
Duke Energy Corp.	3,636	258,956
Edison International	1,654	93,633
Entergy Corp.	916	61,235
Exelon Corp.	4,235	142,127
FirstEnergy Corp.	2,118	72,076
Integrys Energy Group, Inc.	416	24,814
NextEra Energy, Inc.	2,283	218,300
NiSource, Inc.	1,642	58,340
Northeast Utilities	1,663	75,667
NRG Energy, Inc.	1,670	53,106
ONEOK, Inc.	1,073	63,575
Pepco Hldgs., Inc.	1,319	27,013
PG&E Corp.	2,384	102,989
Pinnacle West Capital Corp.	587	32,085
PPL Corp.	3,327	110,257
Public Svc. Enterprise Group, Inc.	2,625	100,118
SCANA Corp.	738	37,874
Sempra Energy	1,180	114,177
Southern Co.	4,570	200,806
TECO Energy, Inc.	1,082	18,556
Wisconsin Energy Corp.	1,181	54,976
Xcel Energy, Inc.	2,658	80,697

		2,728,841

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $56,016,182) 97.0%		86,083,089

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.04	06/12/14	400,000	399,970

COMMERCIAL PAPER (1.6%)
General Electric Capital Corp.	A-1+	0.10	06/24/14	1,000,000	999,767
Toyota Motor Credit Corp.	A-1+	0.10	04/15/14	400,000	399,984

					1,399,751

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,799,721) 2.1%					1,799,721

TEMPORARY CASH INVESTMENTS (2) (Cost: $676,700) 0.8%					676,700

TOTAL INVESTMENTS (Cost: $58,492,603) 99.9%					88,559,510

OTHER NET ASSETS 0.1%					132,168

NET ASSETS 100.0%					$88,691,678

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.1%)
Aaron’s, Inc.	2,270	68,645
Abercrombie & Fitch Co. Cl A	2,372	91,322
Advance Auto Parts, Inc.	2,306	291,709
AMC Networks, Inc. Cl A*	1,874	136,971
American Eagle Outfitters, Inc.	5,367	65,692
ANN, Inc.*	1,448	60,063
Apollo Education Group, Inc.*	3,041	104,124
Ascena Retail Group, Inc.*	4,118	71,159
Bally Technologies, Inc.*	1,234	81,777
Big Lots, Inc.*	1,792	67,863
Bob Evans Farms, Inc.	766	38,323
Brinker International, Inc.	2,154	112,977
Brunswick Corp.	2,919	132,202
Cabela’s, Inc.*	1,469	96,234
Carter’s, Inc.	1,726	134,024
Cheesecake Factory, Inc.	1,516	72,207
Chico’s FAS, Inc.	4,961	79,525
Cinemark Hldgs., Inc.	3,275	95,008
CST Brands, Inc.	2,450	76,538
Deckers Outdoor Corp.*	1,062	84,673
Devry Education Group Inc.	1,754	74,352
Dick’s Sporting Goods, Inc.	3,253	177,646
Domino’s Pizza, Inc.	1,758	135,313
DreamWorks Animation SKG Cl A*	2,307	61,251
Foot Locker, Inc.	4,575	214,934
Gentex Corp.	4,591	144,754
Guess?, Inc.	1,915	52,854
Hanesbrands, Inc.	3,160	241,677
HSN, Inc.	1,064	63,553
International Speedway Corp. Cl A	875	29,741
Jarden Corp.*	3,933	235,311
Kate Spade & Co.*	3,891	144,317
KB Home	2,757	46,841
Lamar Advertising Co. Cl A*	2,065	105,294
Life Time Fitness, Inc.*	1,277	61,424
LKQ Corp.*	9,505	250,457
Matthews International Corp. Cl A	865	35,301
MDC Hldgs., Inc.	1,242	35,124
Meredith Corp.	1,156	53,673
Murphy USA, Inc.*	1,418	57,557
New York Times Co. Cl A	4,006	68,583
NVR, Inc.*	130	149,110
Office Depot, Inc.*	15,961	65,919
Panera Bread Co. Cl A*	814	143,647
Penney (J.C.) Co., Inc.*	9,966	85,907
Polaris Industries, Inc.	2,073	289,619
Rent-A-Center, Inc.	1,608	42,773
Scientific Games Corp. Cl A*	1,674	22,984
Service Corp. International	6,710	133,395
Signet Jewelers Ltd.	2,508	265,497
Sotheby’s	2,181	94,983
Tempur Sealy Int’l., Inc.*	1,913	96,932
The Wendy’s Co.	8,468	77,228
Thor Industries, Inc.	1,393	85,057
Toll Brothers, Inc.*	5,048	181,223
Tupperware Brands Corp.	1,587	132,927

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Under Armour, Inc. Cl A*	2,510	287,746
Wiley (John) & Sons, Inc. Cl A	1,500	86,460
Williams-Sonoma, Inc.	2,765	184,260

		6,676,660

CONSUMER STAPLES (3.1%)
Church & Dwight Co., Inc.	4,327	298,866
Dean Foods Co.	2,947	45,561
Energizer Hldgs., Inc.	1,948	196,242
Flowers Foods, Inc.	5,533	118,683
Hain Celestial Group, Inc.*	1,588	145,254
Hillshire Brands Co.	3,880	144,569
Ingredion, Inc.	2,355	160,328
Lancaster Colony Corp.	605	60,149
Post Hldgs., Inc.*	1,186	65,372
SUPERVALU, Inc.*	6,074	41,546
Tootsie Roll Industries, Inc.	659	19,734
United Natural Foods, Inc.*	1,565	110,990
Universal Corp.	732	40,911
WhiteWave Foods Co. Cl A*	5,453	155,629

		1,603,834

ENERGY (5.7%)
Alpha Natural Resources, Inc.*	7,060	30,005
Atwood Oceanics, Inc.*	1,822	91,811
Bill Barrett Corp.*	1,452	37,171
CARBO Ceramics, Inc.	618	85,278
Cimarex Energy Co.	2,748	327,314
Dresser-Rand Group, Inc.*	2,383	139,191
Dril-Quip, Inc.*	1,282	143,712
Energen Corp.	2,294	185,378
Gulfport Energy Corp.*	2,693	191,688
Helix Energy Solutions Group*	3,154	72,479
HollyFrontier Corp.	6,275	298,565
Oceaneering Int’l., Inc.	3,421	245,833
Oil States International, Inc.*	1,666	164,268
Patterson-UTI Energy, Inc.	4,548	144,081
Rosetta Resources, Inc.*	1,934	90,086
SM Energy Co.	2,139	152,489
Superior Energy Services, Inc.	4,933	151,739
Tidewater, Inc.	1,521	73,951
Unit Corp.*	1,341	87,675
World Fuel Services Corp.	2,270	100,107
WPX Energy, Inc.*	6,355	114,581

		2,927,402

FINANCIALS (22.4%)
Affiliated Managers Group, Inc.*	1,679	335,881
Alexander & Baldwin, Inc.	1,320	56,179
Alexandria Real Estate Equities, Inc.	2,298	166,743
Alleghany Corp.*	532	216,726
American Campus Communities, Inc.	3,389	126,579
American Financial Group, Inc.	2,275	131,290
Aspen Insurance Hldgs. Ltd.	2,069	82,139
Associated Banc-Corp.	5,078	91,709
Astoria Financial Corp.	2,627	36,305
BancorpSouth, Inc.	2,591	64,671
Bank of Hawaii Corp.	1,375	83,339
Berkley (W.R.) Corp.	3,315	137,970
BioMed Realty Trust, Inc.	6,203	127,099
BRE Properties, Inc.*	2,464	154,690
Brown & Brown, Inc.	3,805	117,042
Camden Property Trust	2,733	184,040
Cathay General Bancorp	2,298	57,887

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

CBOE Holdings, Inc.	2,728	154,405
City National Corp.	1,500	118,080
Commerce Bancshares, Inc.	2,572	119,392
Corporate Office Pptys. Trust	2,799	74,565
Corrections Corp. of America	3,657	114,537
Cullen/Frost Bankers, Inc.	1,635	126,762
Duke Realty Corp.	10,314	174,100
East West Bancorp, Inc.	4,441	162,097
Eaton Vance Corp.	3,870	147,679
Equity One, Inc.	2,136	47,718
Essex Property Trust, Inc.	1,228	208,821
Everest Re Group Ltd.	1,512	231,412
Extra Space Storage, Inc.	3,470	168,330
Federal Realty Investment Trust	2,123	243,551
Federated Investors, Inc. Cl B	2,983	91,101
Fidelity Nat’l. Financial, Inc. Cl A	8,715	274,000
First American Financial Corp.	3,420	90,801
First Horizon National Corp.	7,210	88,971
First Niagara Financial Group, Inc.	11,029	104,224
FirstMerit Corp.	5,165	107,587
Fulton Financial Corp.	6,025	75,795
Gallagher (Arthur J.) & Co.	4,212	200,407
Greenhill & Co., Inc.	825	42,884
Hancock Hldg. Co.	2,507	91,882
Hanover Insurance Group, Inc.	1,390	85,402
HCC Insurance Hldgs., Inc.	3,165	143,976
Highwoods Properties, Inc.	2,856	109,699
Home Properties, Inc.	1,800	108,216
Hospitality Properties Trust	4,792	137,626
International Bancshares Corp.	1,694	42,486
Janus Capital Group, Inc.	4,758	51,719
Jones Lang LaSalle, Inc.	1,402	166,137
Kemper Corp.	1,614	63,220
Kilroy Realty Corp.	2,607	152,718
Liberty Property Trust	4,624	170,903
Mack-Cali Realty Corp.	2,898	60,249
Mercury General Corp.	1,168	52,653
Mid-America Apt. Communities, Inc.	2,401	163,916
MSCI, Inc. Cl A*	3,749	161,282
National Retail Pptys., Inc.	3,849	132,098
New York Community Bancorp, Inc.	13,801	221,782
Old Republic Int’l. Corp.	7,585	124,394
Omega Healthcare Investors, Inc.	4,024	134,884
Potlatch Corp.	1,293	50,026
Primerica, Inc.	1,689	79,569
Prosperity Bancshares, Inc.	1,748	115,630
Protective Life Corp.	2,466	129,687
Raymond James Financial, Inc.	3,906	218,463
Rayonier, Inc.	3,988	183,089
Realty Income Corp.	7,026	287,082
Regency Centers Corp.	2,912	148,687
Reinsurance Grp. of America, Inc.	2,231	177,655
RenaissanceRe Holdings Ltd.	1,339	130,686
SEI Investments Co.	4,455	149,733
Senior Housing Pptys. Trust	5,935	133,359
Signature Bank*	1,491	187,255
SL Green Realty Corp	2,998	301,659
StanCorp Financial Group, Inc.	1,359	90,781
SVB Financial Group*	1,446	186,216
Synovus Financial Corp.	30,403	103,066
Taubman Centers, Inc.	2,014	142,571

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

TCF Financial Corp.	5,064	84,366
Trustmark Corp.	2,068	52,424
UDR, Inc.	7,933	204,909
Valley National Bancorp	6,165	64,178
Waddell & Reed Financial, Inc. Cl A	2,676	197,007
Washington Federal, Inc.	3,118	72,649
Webster Financial Corp.	2,845	88,366
Weingarten Realty Investors	3,643	109,290
Westamerica Bancorporation	824	44,562

		11,445,715

HEALTH CARE (9.2%)
Align Technology, Inc.*	2,237	115,854
Allscripts Healthcare Solutions, Inc.*	5,093	91,827
Bio-Rad Laboratories, Inc. Cl A*	639	81,869
Charles River Laboratories Int’l., Inc.*	1,519	91,656
Community Health Systems, Inc.*	3,560	139,445
Cooper Companies, Inc.	1,509	207,276
Covance, Inc.*	1,795	186,501
Cubist Pharmaceuticals, Inc.*	2,371	173,439
Endo International PLC*	4,337	297,735
Health Net, Inc.*	2,465	83,835
Hill-Rom Hldgs., Inc.	1,799	69,333
HMS Hldgs. Corp.*	2,636	50,216
Hologic, Inc.*	8,777	188,706
IDEXX Laboratories, Inc.*	1,628	197,639
LifePoint Hospitals, Inc.*	1,468	80,079
Mallinckrodt PLC*	1,835	116,357
Masimo Corp.*	1,684	45,990
MEDNAX, Inc.*	3,201	198,398
Mettler-Toledo Int’l., Inc.*	940	221,539
Omnicare, Inc.	3,101	185,037
Owens & Minor, Inc.	2,013	70,515
ResMed, Inc.	4,486	200,479
Salix Pharmaceuticals Ltd.*	1,985	205,666
Schein (Henry), Inc.*	2,695	321,702
Sirona Dental Systems, Inc.*	1,743	130,150
STERIS Corp.	1,805	86,189
Techne Corp.	1,066	91,004
Teleflex, Inc.	1,293	138,661
Thoratec Corp.*	1,714	61,378
United Therapeutics Corp.*	1,488	139,917
Universal Health Svcs., Inc. Cl B	2,804	230,124
VCA Antech, Inc.*	2,858	92,113
WellCare Health Plans, Inc.*	1,380	87,658

		4,678,287

INDUSTRIALS (16.2%)
Acuity Brands, Inc.	1,367	181,223
AECOM Technology Corp.*	3,066	98,633
AGCO Corp.	2,777	153,179
Alaska Air Group, Inc.	2,178	203,229
Alliant TechSystems, Inc.	992	141,013
B/E Aerospace, Inc.*	3,110	269,917
Carlisle Cos., Inc.	1,995	158,283
CLARCOR, Inc.	1,581	90,670
Clean Harbors, Inc.*	1,740	95,335
Con-way, Inc.	1,773	72,835
Copart, Inc.*	3,530	128,457
Corporate Executive Board Co.	1,047	77,719
Crane Co.	1,543	109,784
Deluxe Corp.	1,610	84,477
Donaldson Co., Inc.	4,252	180,285

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Donnelley (R.R.) & Sons Co.	6,170	110,443
Esterline Technologies Corp.*	997	106,220
Exelis, Inc.	5,931	112,748
Fortune Brands Home & Security, Inc.	5,225	219,868
FTI Consulting, Inc.*	1,281	42,709
GATX Corp.	1,455	98,765
General Cable Corp.	1,563	40,028
Genesee & Wyoming, Inc. Cl A*	1,617	157,366
Graco, Inc.	1,917	143,277
Granite Construction, Inc.	1,109	44,282
Harsco Corp.	2,502	58,622
HNI Corp.	1,401	51,221
Hubbell, Inc. Cl B	1,681	201,501
Hunt (J.B.) Transport Svcs., Inc.	2,886	207,561
Huntington Ingalls Industries, Inc.	1,537	157,174
IDEX Corp.	2,558	186,453
ITT Corp.	2,882	123,234
JetBlue Airways Corp*	7,327	63,672
KBR, Inc.	4,776	127,424
Kennametal, Inc.	2,530	112,079
Kirby Corp.*	1,768	179,010
Landstar System, Inc.	1,487	88,060
Lennox International, Inc.	1,443	131,183
Lincoln Electric Hldgs., Inc.	2,559	184,274
Manpowergroup, Inc.	2,509	197,784
Miller (Herman), Inc.	1,862	59,826
MSA Safety, Inc.	951	54,207
MSC Industrial Direct Co., Inc. Cl A	1,507	130,386
Nordson Corp.	1,886	132,944
Old Dominion Freight Line, Inc.*	2,225	126,247
Oshkosh Corp.	2,618	154,122
Regal-Beloit Corp.	1,388	100,921
Rollins, Inc.	2,023	61,176
Smith (A.O.) Corp.	2,476	113,946
SPX Corp.	1,449	142,451
Terex Corp.	3,491	154,651
The Brink’s Co.	1,550	44,253
Timken Co.	2,420	142,248
Towers Watson & Co. Cl A	2,024	230,837
Trinity Industries, Inc.	2,443	176,067
Triumph Group, Inc.	1,692	109,269
United Rentals, Inc.*	2,939	279,029
URS Corp.	2,251	105,932
UTI Worldwide, Inc.	2,851	30,192
Valmont Industries, Inc.	854	127,109
Wabtec Corp.	2,989	231,648
Waste Connections, Inc.	3,890	170,615
Watsco, Inc.	846	84,524
Werner Enterprises, Inc.	1,474	37,602
Woodward, Inc.	1,895	78,699

		8,268,898

INFORMATION TECHNOLOGY (15.2%)
3D Systems Corp.*	3,032	179,343
ACI Worldwide, Inc.*	1,229	72,745
Acxiom Corp.*	2,381	81,895
Adtran, Inc.	1,831	44,695
Advanced Micro Devices, Inc.*	18,702	74,995
Advent Software, Inc.	1,300	38,168
ANSYS, Inc.*	2,919	224,821
AOL, Inc.*	2,505	109,644
Arrow Electronics, Inc.*	3,152	187,103

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Atmel Corp.*	13,097	109,491
Avnet, Inc.	4,362	202,964
Broadridge Financial Solutions, Inc.	3,767	139,906
Cadence Design Systems, Inc.*	8,929	138,757
Ciena Corp.*	3,298	74,997
CommVault Systems, Inc.*	1,407	91,385
Compuware Corp.	6,850	71,925
Concur Technologies, Inc.*	1,501	148,704
Convergys Corp.	3,090	67,702
Conversant, Inc.*	1,914	53,879
CoreLogic, Inc.*	2,934	88,137
Cree, Inc.*	3,831	216,681
Cypress Semiconductor Corp.	4,301	44,171
Diebold, Inc.	1,993	79,501
DST Systems, Inc.	908	86,069
Equinix, Inc.*	1,559	288,166
FactSet Research Systems, Inc.	1,227	132,283
Fair Isaac Corp.	1,065	58,916
Fairchild Semiconductor Int’l., Inc.*	3,860	53,229
Fortinet, Inc.*	4,334	95,478
Gartner, Inc.*	2,916	202,487
Global Payments, Inc.	2,247	159,784
Henry (Jack) & Associates, Inc.	2,753	153,507
Informatica Corp.*	3,403	128,565
Ingram Micro, Inc. Cl A*	4,837	142,982
Integrated Device Technology, Inc.*	4,284	52,393
InterDigital, Inc.	1,242	41,123
International Rectifier Corp.*	2,211	60,581
Intersil Corp. Cl A	3,875	50,065
Itron, Inc.*	1,234	43,856
JDS Uniphase Corp.*	7,287	102,018
Knowles Corp.*	2,692	84,986
Leidos Hldgs., Inc.	2,331	82,447
Lexmark International, Inc. Cl A	1,941	89,849
ManTech International Corp. Cl A	733	21,558
Mentor Graphics Corp.	3,022	66,544
MICROS Systems, Inc.*	2,374	125,656
National Instruments Corp.	3,023	86,730
NCR Corp.*	5,257	192,143
NeuStar, Inc. Cl A*	1,906	61,964
Plantronics, Inc.	1,325	58,896
Polycom, Inc.*	4,393	60,272
PTC, Inc.*	3,744	132,650
Rackspace Hosting, Inc.*	3,668	120,384
RF Micro Devices, Inc.*	8,978	70,747
Riverbed Technology, Inc.*	5,122	100,955
Rovi Corp.*	3,124	71,165
Science Applications Int’l. Corp.	1,253	46,850
Semtech Corp.*	2,113	53,543
Silicon Laboratories, Inc.*	1,234	64,477
Skyworks Solutions, Inc.*	5,958	223,544
SolarWinds, Inc.*	1,987	84,706
Solera Hldgs., Inc.	2,176	137,828
SunEdison, Inc.*	7,747	145,953
Synopsys, Inc.*	4,819	185,098
Tech Data Corp.*	1,185	72,238
Teradyne, Inc.*	6,117	121,667
TIBCO Software, Inc.*	4,859	98,735
Trimble Navigation Ltd.*	8,173	317,685
VeriFone Systems, Inc.*	3,503	118,471
Vishay Intertechnology, Inc.	4,089	60,844

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

WEX, Inc.*	1,226	116,531
Zebra Technologies Corp. Cl A*	1,558	108,141

		7,776,368

MATERIALS (7.0%)
Albemarle Corp.	2,500	166,050
AptarGroup, Inc.	2,083	137,686
Ashland, Inc.	2,250	223,830
Cabot Corp.	1,888	111,505
Carpenter Technology Corp.	1,673	110,485
Commercial Metals Co.	3,691	69,686
Compass Minerals Int’l., Inc.	1,093	90,194
Cytec Industries, Inc.	1,113	108,640
Domtar Corp.	1,019	114,352
Eagle Materials, Inc.	1,613	143,009
Greif, Inc. Cl A	955	50,128
Intrepid Potash, Inc.*	1,778	27,488
Louisiana-Pacific Corp.*	4,560	76,927
Martin Marietta Materials, Inc.	1,455	186,749
Minerals Technologies, Inc.	1,085	70,048
NewMarket Corp.	349	136,382
Olin Corp.	2,502	69,080
Packaging Corp. of America	3,101	218,217
Reliance Steel & Aluminum Co.	2,427	171,492
Rock-Tenn Co. Cl A	2,292	241,966
Royal Gold, Inc.	2,054	128,621
RPM International, Inc.	4,246	177,653
Scotts Miracle-Gro Co. Cl A	1,394	85,424
Sensient Technologies Corp.	1,557	87,830
Silgan Hldgs., Inc.	1,376	68,140
Sonoco Products Co.	3,242	132,987
Steel Dynamics, Inc.	7,032	125,099
Valspar Corp.	2,514	181,310
Worthington Industries, Inc.	1,621	62,003

		3,572,981

TELECOMMUNICATION SERVICES (0.4%)
Telephone & Data Systems, Inc.	3,121	81,801
tw telecom inc*	4,367	136,512

		218,313

UTILITIES (4.6%)
Alliant Energy Corp.	3,500	198,835
Aqua America, Inc.	5,577	139,815
Atmos Energy Corp.	3,200	150,816
Black Hills Corp.	1,440	83,016
Cleco Corp.	1,933	97,771
Great Plains Energy, Inc.	4,919	133,010
Hawaiian Electric Industries, Inc.	3,289	83,606
Idacorp, Inc.	1,623	90,028
MDU Resources Group	5,973	204,934
National Fuel Gas Co.	2,642	185,046
OGE Energy Corp.	6,357	233,683
ONE Gas, Inc.*	1,660	59,644
PNM Resources, Inc.	2,553	69,008
Questar Corp.	5,622	133,691
UGI Corp.	3,685	168,073
Vectren Corp.	2,615	103,005
Westar Energy, Inc.	4,098	144,086
WGL Hldgs., Inc.	1,655	66,299

		2,344,366

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $34,066,482) 96.9%		49,512,824

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	0.06	04/24/14	200,000	199,993

COMMERCIAL PAPER (1.2%)
Toyota Motor Credit Corp.	A-1+	0.10	04/07/14	600,000	599,990

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $799,983) 1.6%					799,983

TEMPORARY CASH INVESTMENTS (2) (Cost: $711,800) 1.4%					711,800

TOTAL INVESTMENTS (Cost: $35,578,265) 99.9%					51,024,607

OTHER NET ASSETS 0.1%					38,607

NET ASSETS 100.0%					$51,063,214

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.2%)
Aeropostale, Inc.*	4,430	22,239
Bassett Furniture Industries, Inc.	12,518	185,892
Deckers Outdoor Corp.*	1,729	137,853
Diamond Resorts Int’l., Inc.*	9,012	152,753
Houghton Mifflin Harcourt Co.*	6,077	123,545
Pep Boys - Manny, Moe & Jack*	4,279	54,429
Rent-A-Center, Inc.	3,098	82,407
Ruby Tuesday, Inc.*	13,486	75,656
Shutterfly, Inc.*	2,166	92,445
The Men’s Wearhouse, Inc.	1,050	51,429
ValueVision Media, Inc. Cl A*	5,880	28,577
Wolverine World Wide, Inc.	6,803	194,226

		1,201,451

CONSUMER STAPLES (2.9%)
Crimson Wine Group Ltd.*	12,192	107,899
Farmer Brothers Co.*	5,654	111,384
The Pantry, Inc.*	7,809	119,790
Vector Group Ltd.	3,978	85,686

		424,759

ENERGY (6.1%)
Carrizo Oil and Gas, Inc.*	3,825	204,485
Emerald Oil, Inc.*	10,174	68,369
Endeavour International Corp.*	19,863	64,555
Energy XXI (Bermuda) Ltd.	9,082	214,063
Gulf Coast Ultra Deep Royalty Trust*	28,038	85,516
Helix Energy Solutions Group*	3,313	76,133
PBF Energy, Inc.	6,199	159,934
Saratoga Resources, Inc.*	13,706	18,503

		891,558

FINANCIALS (35.4%)
Agree Realty Corp.	917	27,886
Alexander’s, Inc.	130	46,929
Ashford Hospitality Prime, Inc	1,989	30,074
Ashford Hospitality Trust, Inc.	7,792	87,816
Aspen Insurance Hldgs. Ltd.	2,406	95,518
BancFirst Corp.	1,749	99,046
Bank of Marin Bancorp	1,091	49,117
Banner Corp.	2,850	117,448
Brookline Bancorp, Inc.	10,792	101,661
Bryn Mawr Bank Corp.	3,159	90,758
Cash America Int’l., Inc.	2,091	80,964
Chatham Lodging Trust	4,058	82,053
Chesapeake Lodging Trust	5,058	130,142
Columbia Banking System, Inc.	2,374	67,706
Customers Bancorp, Inc.*	3,592	74,965
Dime Community Bancshares	5,055	85,834
Eagle Bancorp, Inc.*	1,806	65,197
EastGroup Properties, Inc.	889	55,927
Ellington Financial LLC	8,494	202,327
Enterprise Financial Svcs. Corp.	3,040	61,013
Equity Lifestyle Properties, Inc.	2,006	81,544
FBR & Co.*	1,567	40,476
FelCor Lodging Trust, Inc.	17,056	154,186
First Interstate BancSytem, Inc.	4,873	137,516
Flushing Financial Corp.	3,050	64,264
Forest City Enterprises, Inc. Cl A*	8,230	157,193
Geo Group, Inc.	1,962	63,255

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Glacier Bancorp, Inc.	5,375	156,251
Hanmi Financial Corp.	1,673	38,981
Highwoods Properties, Inc.	3,594	138,046
Investors Bancorp, Inc.	4,740	131,014
Janus Capital Group, Inc.	9,752	106,004
Marlin Business Svcs. Corp.	4,369	90,919
MB Financial, Inc.	4,412	136,596
Meadowbrook Insurance Group, Inc.	16,818	98,049
Mid-America Apt. Communities, Inc.	724	49,427
National Bank Hldgs. Corp. Cl A	4,135	82,989
Northfield Bancorp, Inc.	7,342	94,418
Parkway Properties, Inc.	2,899	52,907
Pennsylvania REIT	4,763	85,972
PHH Corp.*	3,411	88,140
PrivateBancorp, Inc.	4,136	126,189
ProAssurance Corp.	4,083	181,816
Prosperity Bancshares, Inc.	2,061	136,335
S.Y. Bancorp, Inc.	4,069	128,743
Select Income REIT	5,285	159,977
Sovran Self Storage, Inc.	639	46,935
SVB Financial Group*	1,803	232,190
Symetra Financial Corp.	8,396	166,409
Terreno Realty Corp.	2,791	52,778
UMB Financial Corp.	1,841	119,113
Urstadt Biddle Pptys., Inc. Cl A	2,852	58,922
ViewPoint Financial Group, Inc.	608	17,541
Westamerica Bancorporation	917	49,591

		5,177,067

HEALTH CARE (5.3%)
Ani Pharmaceuticals, Inc.*	1,672	52,417
Capital Senior Living Corp.*	1,154	29,992
Computer Programs & Systems, Inc.	1,443	93,218
Ensign Group, Inc.	828	36,134
Harvard Bioscience, Inc.*	13,190	62,521
Kindred Healthcare, Inc.	2,250	52,695
Prestige Brands Hldgs., Inc.*	3,184	86,764
QLT, Inc.	19,908	110,688
Supernus Pharmaceuticals, Inc.*	16,784	150,049
TearLab Corp.*	9,149	61,847
Universal American Corp.	5,029	35,555

		771,880

INDUSTRIALS (12.6%)
Alaska Air Group, Inc.	1,787	166,745
American Railcar Inds., Inc.	746	52,242
AZZ, Inc.	3,703	165,450
Blount International, Inc.*	7,607	90,523
Deluxe Corp.	1,464	76,816
Encore Wire Corp.	2,943	142,765
EnPro Industries, Inc.*	1,475	107,188
Miller Industries, Inc.	7,949	155,244
Mueller Industries, Inc.	10,590	317,594
Old Dominion Freight Line, Inc.*	5,035	285,686
Orbital Sciences Corp.*	4,670	130,293
Steelcase, Inc.	3,370	55,976
SYNNEX Corp.*	1,460	88,491

		1,835,013

INFORMATION TECHNOLOGY (9.6%)
Anixter International, Inc.	1,272	129,133
ARRIS Group, Inc.*	4,102	115,594
Blucora, Inc.*	2,400	47,256
Brightcove, Inc.*	2,608	25,637

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

CalAmp Corp.*	530	14,771
Cavium, Inc.*	830	36,296
Coherent, Inc.*	1,086	70,970
CommVault Systems, Inc.*	759	49,297
Emulex Corp.*	10,264	75,851
Fabrinet*	1,880	39,048
iGATE Corp.*	470	14,824
Imation Corp.*	12,426	71,698
LogMeIn, Inc.*	2,266	101,721
Microsemi Corp.*	3,678	92,060
MKS Instruments, Inc.	2,464	73,649
Monolithic Power Systems, Inc.*	2,330	90,334
Nanometrics, Inc.*	4,394	78,960
Nova Measuring Instruments Ltd.*	3,850	43,120
Proofpoint, Inc.*	1,886	69,933
Richardson Electronics Ltd.	14,462	155,611

		1,395,763

MATERIALS (7.3%)
Boise Cascade Co.*	1,461	41,843
Crown Hldgs., Inc.*	4,830	216,094
Horsehead Hldg. Corp.*	4,784	80,467
Kaiser Aluminum Corp.	3,145	224,616
Kraton Performance Polymers, Inc.*	4,760	124,426
LSB Industries, Inc.*	1,869	69,938
McEwen Mining, Inc.*	5,765	13,663
Schnitzer Steel Industries, Inc. Cl A	4,176	120,478
Silgan Hldgs., Inc.	2,799	138,606
Universal Stainless & Alloy Products, Inc.*	999	33,736

		1,063,867

TELECOMMUNICATION SERVICES (0.8%)
Consolidated Comms. Hldgs., Inc.	2,906	58,149
IDT Corp. Cl B	3,180	52,979

		111,128

UTILITIES (5.8%)
Avista Corp.	4,959	151,993
Black Hills Corp.	1,649	95,065
Idacorp, Inc.	2,567	142,391
Northwest Natural Gas Co.	1,571	69,140
NorthWestern Corp.	755	35,810
PNM Resources, Inc.	4,444	120,121
Portland General Electric Co.	2,636	85,248
UNS Energy Corp.	2,423	145,453

		845,221

TOTAL COMMON STOCKS (Cost: $11,004,716) 94.0%		13,717,707

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	89	22,696

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,820) 0.2%		22,696

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.4%)
Toyota Motor Credit Corp.	A-1+	0.11	05/19/14	500,000	499,927

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $499,927) 3.4%					499,927

TEMPORARY CASH INVESTMENTS (3) (Cost: $300,000) 2.1%					300,000

TOTAL INVESTMENTS (Cost: $11,813,463) 99.7%					14,540,330

OTHER NET ASSETS 0.3%					50,788

NET ASSETS 100.0%					$14,591,118

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
Aeropostale, Inc.*	10,129	50,848
American Axle & Mfg. Hldgs., Inc.*	4,159	77,025
Bally Technologies, Inc.*	1,490	98,742
Brunswick Corp.	945	42,799
Carmike Cinemas, Inc.*	2,283	68,170
Deckers Outdoor Corp.*	2,190	174,609
Drew Industries, Inc.	1,702	92,248
Haverty Furniture Cos., Inc.	3,568	105,970
Houghton Mifflin Harcourt Co.*	2,960	60,177
HSN, Inc.	1,087	64,927
MDC Hldgs., Inc.	3,365	95,162
Popeyes Louisiana Kitchen, Inc.*	5,056	205,475
Red Robin Gourmet Burgers, Inc.*	1,565	112,179
Rentrak Corp.*	250	15,070
Shutterfly, Inc.*	1,883	80,366
Sotheby’s	1,128	49,124
Steve Madden Ltd.*	2,883	103,730

		1,496,621

CONSUMER STAPLES (5.0%)
Boston Beer Co., Inc. Cl A*	105	25,697
Darling International, Inc.*	3,476	69,590
Hain Celestial Group, Inc.*	1,041	95,220
Spectrum Brands Hldgs., Inc.	940	74,918
Susser Hldgs. Corp.*	3,022	188,784
TreeHouse Foods, Inc.*	676	48,665
Village Super Market, Inc. Cl A	2,115	55,836

		558,710

ENERGY (3.7%)
American Eagle Energy Corp.*	2,390	17,089
Basic Energy Services, Inc.*	1,075	29,466
Kodiak Oil & Gas Corp.*	4,360	52,930
PBF Energy, Inc.	2,760	71,208
Sanchez Energy Corp.*	1,745	51,704
Synergy Resources Corp.*	3,046	32,745
Targa Resources Corp.	911	90,426
Western Refining, Inc.	1,940	74,884

		420,452

FINANCIALS (7.5%)
American Assets Trust, Inc.	1,921	64,815
AmREIT, Inc. Cl B	2,643	43,795
Endurance Specialty Hldgs. Ltd.	1,049	56,468
Essent Group Ltd.*	2,510	56,375
Financial Engines, Inc.*	635	32,245
Health Insurance Innovations, Inc. Cl A*	3,632	37,555
iShares Micro-Cap ETF	1,102	85,185
iShares Russell 2000 Growth ETF	205	27,892
Primerica, Inc.	1,370	64,541
PS Business Parks, Inc.	744	62,213
Sabra Health Care REIT, Inc.	2,712	75,638
Silvercrest Asset Mgmt. Group, Inc. Cl A	409	7,481
Starwood Property Trust, Inc.	2,617	61,735
Stifel Financial Corp.*	1,655	82,353
Texas Capital Bancshares, Inc.*	1,280	83,123

		841,414

HEALTH CARE (22.0%)
Abiomed, Inc.*	4,065	105,853
Acorda Therapeutics, Inc.*	1,267	48,032
Align Technology, Inc.*	977	50,599
Alnylam Pharmaceuticals, Inc.*	1,044	70,094

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Anika Therapeutics, Inc.*	585	24,044
athenahealth, Inc.*	593	95,022
BioScrip, Inc.*	8,636	60,279
BioSpecifics Technologies Corp.*	1,486	38,517
Bruker Corp.*	2,379	54,217
Cepheid, Inc.*	1,236	63,753
Coronado Biosciences, Inc.*	3,458	6,847
Cubist Pharmaceuticals, Inc.*	1,494	109,286
Cyberonics, Inc.*	1,164	75,951
DexCom, Inc.*	3,535	146,208
Emergent Biosolutions, Inc.*	3,164	79,954
Ensign Group, Inc.	1,358	59,263
Exact Sciences Corp.*	4,420	62,631
GW Pharmaceuticals PLC ADR*	530	31,466
HeartWare International, Inc.*	372	34,886
Insulet Corp.*	2,367	112,243
Intercept Pharmaceuticals, Inc.*	90	29,681
InterMune, Inc.*	945	31,629
Isis Pharmaceuticals, Inc.*	1,383	59,759
Karyopharm Therapeutics, Inc.*	1,010	31,199
Mazor Robotics Ltd. ADR*	3,251	66,450
Medicines Co.*	1,309	37,202
Momenta Pharmaceuticals, Inc.*	1,785	20,795
MWI Veterinary Supply, Inc.*	557	86,680
Neogen Corp.*	1,205	54,165
Omeros Corp.*	3,796	45,818
PAREXEL International Corp.*	2,102	113,697
Pharmacyclics, Inc.*	658	65,945
Questcor Pharmaceuticals, Inc.	930	60,385
Repros Therapeutics, Inc.*	590	10,467
Salix Pharmaceuticals Ltd.*	305	31,601
Seattle Genetics, Inc.*	1,174	53,487
Supernus Pharmaceuticals, Inc.*	11,681	104,428
Synageva BioPharma Corp.*	618	51,275
Team Health Hldgs., Inc.*	725	32,444
TearLab Corp.*	4,769	32,238
Thoratec Corp.*	827	29,615
Vascular Solutions, Inc.*	2,646	69,299
WellCare Health Plans, Inc.*	460	29,219

		2,476,623

INDUSTRIALS (16.0%)
Acuity Brands, Inc.	600	79,542
Allegiant Travel Co.	701	78,463
Astronics Corp.*	3,770	239,056
AZZ, Inc.	1,406	62,820
Beacon Roofing Supply, Inc.*	2,014	77,861
CIRCOR International, Inc.	819	60,057
Corporate Executive Board Co.	1,552	115,205
EnPro Industries, Inc.*	1,570	114,092
Healthcare Svcs. Group, Inc.	3,525	102,437
Mueller Water Product, Inc. Cl A	9,623	91,419
Old Dominion Freight Line, Inc.*	2,046	116,090
On Assignment, Inc.*	4,726	182,376
Raven Industries, Inc.	4,187	137,124
Sun Hydraulics Corp.	2,334	101,086
Teledyne Technologies, Inc.*	1,068	103,948
The Advisory Board Co.*	1,101	70,739
USG Corp.*	1,971	64,491

		1,796,806

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

INFORMATION TECHNOLOGY (24.6%)
Anixter International, Inc.	919	93,297
ARRIS Group, Inc.*	5,631	158,682
Aspen Technology, Inc.*	1,122	47,528
Brightcove, Inc.*	9,160	90,043
CalAmp Corp.*	3,739	104,206
Cavium, Inc.*	3,084	134,863
CommVault Systems, Inc.*	1,421	92,294
comScore, Inc.*	3,001	98,403
Conversant, Inc.*	2,558	72,008
Cornerstone OnDemand, Inc.*	1,211	57,971
CoStar Group, Inc.*	370	69,094
Electronics for Imaging, Inc.*	2,234	96,755
FEI Company	765	78,810
iGATE Corp.*	3,753	118,370
Imperva, Inc.*	2,189	121,927
Informatica Corp.*	1,738	65,662
Jive Software, Inc.*	2,999	24,022
LogMeIn, Inc.*	2,684	120,485
MAXIMUS, Inc.	3,106	139,335
Microsemi Corp.*	2,012	50,360
Monolithic Power Systems, Inc.*	2,988	115,845
Nanometrics, Inc.*	3,689	66,291
Proofpoint, Inc.*	3,387	125,590
PTC, Inc.*	2,494	88,362
QLIK Technologies, Inc.*	3,777	100,430
Rogers Corp.*	1,963	122,530
SunEdison, Inc.*	2,750	51,810
Synaptics, Inc.*	1,500	90,030
TIBCO Software, Inc.*	2,392	48,605
Ultimate Software Group, Inc.*	360	49,320
Web.com Group, Inc.*	635	21,609
WEX, Inc.*	690	65,585

		2,780,122

MATERIALS (3.9%)
A. Schulman, Inc.	2,260	81,948
CVR Partners LP	4,927	104,403
Louisiana-Pacific Corp.*	1,915	32,306
Resolute Forest Products*	4,458	89,561
Stepan Co.	1,275	82,314
U.S. Concrete, Inc.*	2,100	49,350

		439,882

TELECOMMUNICATION SERVICES (0.4%)
Consolidated Comms. Hldgs., Inc.	2,484	49,705

UTILITIES (0.6%)
NorthWestern Corp.	1,312	62,228

TOTAL COMMON STOCKS (Cost: $8,099,278) 97.0%		10,922,563

TEMPORARY CASH INVESTMENTS (3) (Cost: $250,000) 2.2%		250,000

TOTAL INVESTMENTS (Cost: $8,349,278) 99.2%		11,172,563

OTHER NET ASSETS 0.8%		91,158

NET ASSETS 100.0%		$11,263,721

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (11.5%)
U.S. Treasury Note	AA+	2.00	11/30/20	1,750,000	1,723,750
U.S. Treasury Strip	AA+	0.00	11/15/16	2,500,000	1,936,543
U.S. Treasury Strip	AA+	0.00	08/15/21	3,500,000	2,912,686
U.S. Treasury Strip	AA+	0.00	11/15/24	500,000	363,704
U.S. Treasury Strip	AA+	0.00	08/15/29	5,000,000	2,944,965

					9,881,648

U.S. GOVERNMENT AGENCIES (28.3%)
MORTGAGE-BACKED OBLIGATIONS (27.8%)
FHARM	AA+	0.59	04/01/37	34,280	36,402
FHARM	AA+	2.40	09/01/39	60,772	64,951
FHARM	AA+	2.90	04/01/37	50,070	53,146
FHARM	AA+	5.24	02/01/36	47,313	50,489
FHARM	AA+	5.43	05/01/37	30,482	32,099
FHARM	AA+	5.77	03/01/37	19,046	19,569
FHLMC	AA+	2.50	09/01/27	433,090	433,325
FHLMC	AA+	3.00	06/01/27	226,451	232,781
FHLMC	AA+	3.00	08/01/27	423,850	435,697
FHLMC	AA+	3.00	04/01/43	416,531	402,136
FHLMC	AA+	3.50	01/01/43	465,286	467,977
FHLMC	AA+	4.00	02/01/25	80,863	85,594
FHLMC	AA+	4.00	03/01/41	316,593	328,593
FHLMC	AA+	4.00	07/01/41	294,030	305,138
FHLMC	AA+	4.00	06/01/42	421,101	437,123
FHLMC	AA+	4.00	06/01/42	340,239	353,093
FHLMC	AA+	4.50	03/01/34	157,237	168,094
FHLMC	AA+	4.50	08/01/34	76,367	81,588
FHLMC	AA+	4.50	08/15/35	65,450	70,910
FHLMC	AA+	5.00	02/01/26	34,120	37,250
FHLMC	AA+	5.00	10/01/40	538,770	586,809
FHLMC	AA+	5.50	03/01/21	46,795	50,954
FHLMC	AA+	5.50	07/01/32	57,564	63,536
FHLMC	AA+	5.50	05/01/33	59,034	65,370
FHLMC	AA+	5.50	06/01/37	159,383	174,958
FHLMC	AA+	6.00	07/15/29	45,115	49,217
FHLMC	AA+	6.00	03/15/32	47,572	52,217
FHLMC Strip	AA+	3.00	01/15/43	467,849	460,552
FNMA	AA+	2.42	05/01/43	465,438	459,239
FNMA	AA+	3.00	06/01/33	477,851	465,115
FNMA	AA+	3.00	09/01/33	340,198	331,132
FNMA	AA+	3.00	12/01/42	452,606	432,960
FNMA	AA+	3.00	03/01/43	217,999	210,683
FNMA	AA+	3.50	03/25/28	336,057	342,719
FNMA	AA+	3.50	03/01/32	427,435	433,256
FNMA	AA+	3.50	10/01/41	316,246	321,706
FNMA	AA+	3.50	12/01/41	418,551	425,778
FNMA	AA+	3.50	04/01/42	466,788	475,775
FNMA	AA+	3.50	04/01/42	467,153	470,314
FNMA	AA+	3.50	08/01/42	483,513	486,784
FNMA	AA+	3.50	10/01/42	377,369	379,922
FNMA	AA+	4.00	05/01/19	63,840	67,475
FNMA	AA+	4.00	07/25/26	479,862	509,474
FNMA	AA+	4.00	01/01/31	236,492	248,451
FNMA	AA+	4.00	06/01/39	136,721	142,078
FNMA	AA+	4.00	11/01/40	329,600	342,601
FNMA	AA+	4.00	05/01/41	270,267	281,458
FNMA	AA+	4.00	08/01/42	423,365	440,083
FNMA	AA+	4.50	05/01/18	23,318	24,714
FNMA	AA+	4.50	05/01/19	27,670	29,356
FNMA	AA+	4.50	05/01/30	141,926	152,653
FNMA	AA+	4.50	04/01/31	177,562	190,910
FNMA	AA+	4.50	08/01/33	27,744	29,687
FNMA	AA+	4.50	08/01/33	58,417	62,472

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

FNMA	AA+	4.50	09/01/33	155,190	165,964
FNMA	AA+	4.50	05/01/34	33,493	35,783
FNMA	AA+	4.50	06/01/34	47,836	51,107
FNMA	AA+	4.50	08/01/35	109,081	116,265
FNMA	AA+	4.50	12/01/35	85,147	90,756
FNMA	AA+	4.50	05/01/39	126,919	135,442
FNMA	AA+	4.50	05/01/39	201,230	214,743
FNMA	AA+	4.50	05/01/40	154,278	165,484
FNMA	AA+	5.00	04/01/18	41,886	44,810
FNMA	AA+	5.00	09/01/18	30,142	32,246
FNMA	AA+	5.00	10/01/20	65,361	70,367
FNMA	AA+	5.00	06/01/33	119,744	130,699
FNMA	AA+	5.00	09/01/33	97,130	106,016
FNMA	AA+	5.00	10/01/33	117,710	128,480
FNMA	AA+	5.00	11/01/33	148,798	162,412
FNMA	AA+	5.00	03/01/34	28,964	31,614
FNMA	AA+	5.00	04/01/34	22,205	24,237
FNMA	AA+	5.00	04/01/34	50,733	55,377
FNMA	AA+	5.00	04/01/35	68,781	74,898
FNMA	AA+	5.00	06/01/35	41,116	44,773
FNMA	AA+	5.00	09/01/35	68,130	74,189
FNMA	AA+	5.00	11/25/35	169,858	181,978
FNMA	AA+	5.00	10/01/36	65,571	71,403
FNMA	AA+	5.00	05/01/39	181,971	196,980
FNMA	AA+	5.00	06/01/40	140,962	154,290
FNMA	AA+	5.50	04/01/17	1,703	1,823
FNMA	AA+	5.50	05/01/17	1,209	1,294
FNMA	AA+	5.50	06/01/17	3,240	3,468
FNMA	AA+	5.50	09/01/19	18,274	19,872
FNMA	AA+	5.50	08/01/25	54,436	60,090
FNMA	AA+	5.50	01/01/27	24,546	27,141
FNMA	AA+	5.50	09/01/33	38,243	42,496
FNMA	AA+	5.50	10/01/33	143,763	159,753
FNMA	AA+	5.50	03/01/34	41,300	45,894
FNMA	AA+	5.50	03/01/34	15,311	17,014
FNMA	AA+	5.50	07/01/34	46,233	51,388
FNMA	AA+	5.50	09/01/34	23,450	26,065
FNMA	AA+	5.50	09/01/34	156,545	173,999
FNMA	AA+	5.50	09/01/34	165,027	183,663
FNMA	AA+	5.50	10/01/34	25,752	28,623
FNMA	AA+	5.50	02/01/35	45,764	50,641
FNMA	AA+	5.50	02/01/35	66,295	73,687
FNMA	AA+	5.50	04/01/35	70,837	78,387
FNMA	AA+	5.50	08/01/35	101,996	112,866
FNMA	AA+	5.50	11/01/35	67,554	74,754
FNMA	AA+	5.50	06/01/37	89,068	98,181
FNMA	AA+	5.50	11/01/38	34,668	37,136
FNMA	AA+	5.50	06/01/48	44,106	47,189
FNMA	AA+	6.00	04/01/23	48,398	54,575
FNMA	AA+	6.00	01/01/25	106,397	119,507
FNMA	AA+	6.00	03/01/28	53,680	59,476
FNMA	AA+	6.00	04/01/32	6,857	7,710
FNMA	AA+	6.00	04/01/32	5,906	6,641
FNMA	AA+	6.00	05/01/32	9,357	10,521
FNMA	AA+	6.00	05/01/33	130,266	146,466
FNMA	AA+	6.00	09/01/34	69,593	78,250
FNMA	AA+	6.00	10/01/34	102,313	115,041
FNMA	AA+	6.00	11/01/34	22,552	25,358
FNMA	AA+	6.00	12/01/36	62,618	69,740
FNMA	AA+	6.00	01/01/37	56,407	62,823
FNMA	AA+	6.00	05/01/37	19,586	21,210
FNMA	AA+	6.00	07/01/37	25,303	28,137
FNMA	AA+	6.00	08/01/37	39,062	43,436
FNMA	AA+	6.00	12/01/37	11,997	13,341
FNMA	AA+	6.00	10/25/44	97,235	109,364
FNMA	AA+	6.00	02/25/47	92,487	104,663

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

FNMA	AA+	6.00	12/25/49	99,148	111,777
FNMA	AA+	6.50	09/01/16	755	792
FNMA	AA+	6.50	03/01/17	3,083	3,285
FNMA	AA+	6.50	05/01/17	648	690
FNMA	AA+	6.50	06/01/17	12,983	13,833
FNMA	AA+	6.50	05/01/32	8,547	9,703
FNMA	AA+	6.50	05/01/32	6,749	7,662
FNMA	AA+	6.50	07/01/32	4,423	5,022
FNMA	AA+	6.50	07/01/34	51,550	58,578
FNMA	AA+	6.50	09/01/34	42,871	48,715
FNMA	AA+	6.50	09/01/36	25,689	28,001
FNMA	AA+	6.50	05/01/37	47,226	53,614
FNMA	AA+	6.50	09/01/37	24,358	27,652
FNMA	AA+	6.50	05/01/38	27,155	30,839
FNMA	AA+	7.00	09/01/31	5,274	6,076
FNMA	AA+	7.00	04/01/32	13,062	15,042
FNMA	AA+	7.00	01/25/44	137,348	155,502
FNMA	AA+	7.50	06/01/31	2,902	3,261
FNMA	AA+	7.50	02/01/32	8,336	9,378
FNMA	AA+	7.50	06/01/32	2,726	3,068
FNMA	AA+	8.00	04/01/32	561	642
FNMA Strip	AA+	3.00	08/25/42	415,012	408,585
GNMA (4)	AA+	3.50	09/20/33	193,149	201,133
GNMA (4)	AA+	3.50	01/20/37	136,746	141,213
GNMA (4)	AA+	4.00	08/15/41	304,214	319,937
GNMA (4)	AA+	4.00	11/15/41	130,383	137,122
GNMA (4)	AA+	4.00	01/15/42	411,612	432,876
GNMA (4)	AA+	4.00	03/20/42	290,672	305,842
GNMA (4)	AA+	4.50	04/20/31	281,921	306,711
GNMA (4)	AA+	4.50	10/15/40	306,457	331,306
GNMA (4)	AA+	4.50	06/20/41	283,089	306,021
GNMA (4)	AA+	4.50	10/20/43	297,837	321,635
GNMA (4)	AA+	5.00	10/15/24	298,689	326,582
GNMA (4)	AA+	5.00	04/15/39	233,961	256,639
GNMA (4)	AA+	5.00	06/20/39	253,490	271,019
GNMA (4)	AA+	5.00	11/15/39	184,227	202,085
GNMA (4)	AA+	5.00	06/20/40	290,029	318,346
GNMA (4)	AA+	5.50	01/15/36	93,260	103,314
GNMA (4)	AA+	6.50	04/15/31	1,122	1,278
GNMA (4)	AA+	6.50	10/15/31	6,035	6,878
GNMA (4)	AA+	6.50	12/15/31	1,918	2,186
GNMA (4)	AA+	6.50	05/15/32	2,286	2,607
GNMA (4)	AA+	7.00	05/15/31	5,041	5,818
GNMA (4)	AA+	7.00	05/15/32	870	1,003
GNMA (4)	AA+	7.00	10/20/38	5,092	5,748
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	224,989	251,143

					23,968,518

NON-MORTGAGE-BACKED OBLIGATIONS (0.5%)
FHLMC	AA+	0.00	11/29/19	500,000	427,382

CORPORATE DEBT (57.5%)
CONSUMER DISCRETIONARY (8.9%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	50,000	51,861
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	385,491
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	260,598
Brinker International, Inc.	BBB-	3.88	05/15/23	50,000	46,565
Darden Restaurants, Inc.	BBB-	4.50	10/15/21	400,000	394,858
Dollar General Corp.	BBB-	3.25	04/15/23	400,000	377,602
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	250,000	259,063
Expedia, Inc.	BBB-	5.95	08/15/20	305,000	337,552
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	400,000	418,212
Home Depot, Inc.	A	5.40	03/01/16	250,000	272,366
Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	326,794
Kohl’s Corp.	BBB+	3.25	02/01/23	150,000	139,527
Kohl’s Corp.	BBB+	4.00	11/01/21	250,000	254,869
Lowe’s Cos., Inc.	A-	3.12	04/15/22	350,000	348,657

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Marriott International, Inc.	BBB	3.00	03/01/19	400,000	407,310
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	373,122
NVR, Inc.	BBB	3.95	09/15/22	400,000	397,313
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	350,000	344,433
Omnicom Group, Inc.	BBB+	3.63	05/01/22	50,000	49,655
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	373,314
Staples, Inc.	BBB	4.38	01/12/23	400,000	388,630
Tupperware Brands Corp.	BBB-	4.75	06/01/21	400,000	419,325
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	278,330
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	400,000	391,890
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	400,000	417,500

					7,714,837

CONSUMER STAPLES (3.3%)
Avon Products, Inc.	BBB-	4.20	07/15/18	350,000	362,026
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	277,832
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	350,000	366,722
Hershey Co.	A	4.85	08/15/15	250,000	264,332
Ingredion, Inc.	BBB	4.63	11/01/20	300,000	318,194
Kroger Co.	BBB	4.95	01/15/15	250,000	258,363
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	450,000	448,911
Safeway, Inc.	BBB	3.95	08/15/20	300,000	303,674
Sysco Corp.	A	2.60	06/12/22	275,000	261,000

					2,861,054

ENERGY (5.1%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	374,863
Diamond Offshore Drilling, Inc.	A	4.88	07/01/15	250,000	262,779
Enbridge, Inc.	A-	5.80	06/15/14	150,000	151,595
Energen Corp.	BBB-	4.63	09/01/21	400,000	397,523
EQT Corp.	BBB	4.88	11/15/21	400,000	422,920
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	257,500
Marathon Petroleum Corp.	BBB	5.13	03/01/21	300,000	333,554
Murphy Oil Corp.	BBB	2.50	12/01/17	300,000	304,959
National Oilwell Varco, Inc.	A	6.13	08/15/15	250,000	250,301
Noble Corp.	BBB+	7.50	03/15/19	250,000	292,216
Rowan Companies PLC	BBB-	4.88	06/01/22	400,000	413,807
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	281,250
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	255,482
Sunoco, Inc.	BBB-	5.75	01/15/17	100,000	110,189
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	250,000	268,623

					4,377,561

FINANCIALS (15.4%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	314,980
Alleghany Corp.	BBB	5.63	09/15/20	350,000	391,073
American Tower Corp.	BBB-	4.50	01/15/18	400,000	431,375
Bank of America Corp.	A-	3.70	09/01/15	250,000	259,828
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	400,000	403,050
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	302,769
Block Financial LLC	BBB	5.13	10/30/14	250,000	255,927
Block Financial LLC	BBB	5.50	11/01/22	150,000	160,223
Boston Properties LP	A-	3.85	02/01/23	300,000	302,523
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	250,360
Capital One Financial Corp.	BBB	4.75	07/15/21	400,000	438,226
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	280,633
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	230,230
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	105,504
Genworth Financial, Inc.	BBB-	7.20	02/15/21	250,000	299,418
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	300,000	311,100
Harley-Davidson Financial Svcs.†	A-	2.70	03/15/17	300,000	309,480
Hartford Financial Svcs.	BBB	5.50	03/30/20	100,000	113,256
Health Care REIT, Inc.	BBB	3.63	03/15/16	100,000	105,016
Health Care REIT, Inc.	BBB	3.75	03/15/23	50,000	49,087
Health Care REIT, Inc.	BBB	6.13	04/15/20	250,000	286,559
Healthcare Realty Trust	BBB-	3.75	04/15/23	400,000	380,660
Hospitality Properties Trust	BBB-	5.00	08/15/22	400,000	415,944
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	400,000	390,884
Lincoln National Corp.	A-	4.85	06/24/21	100,000	109,454

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Markel Corp.	BBB	5.35	06/01/21	200,000	219,602
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	350,000	382,610
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	258,380
Moody’s Corp.	BBB+	5.50	09/01/20	100,000	110,598
Morgan Stanley	A-	4.00	07/24/15	250,000	260,155
National Retail Pptys., Inc.	BBB	3.30	04/15/23	150,000	141,510
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	246,690
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	263,352
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	359,348
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	400,000	416,429
ProLogis LP	BBB+	6.63	05/15/18	350,000	407,247
Protective Life Corp.	A-	7.38	10/15/19	310,000	376,352
Prudential Financial, Inc.	A	4.50	11/16/21	100,000	108,554
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	264,111
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	370,869
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	433,918
Reinsurance Grp. of America,	A-	5.00	06/01/21	350,000	380,112
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	259,951
Simon Property Group LP	A	2.80	01/30/17	350,000	364,804
Travelers Cos., Inc.	A	3.90	11/01/20	100,000	105,938
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	300,000	323,332
Vornado Realty LP	BBB	4.25	04/01/15	300,000	307,956

					13,259,377

HEALTH CARE (5.4%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	400,000	437,536
Allergan, Inc.	A+	5.75	04/01/16	250,000	274,541
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	223,835
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	400,000	419,136
Biogen Idec, Inc.	A-	6.88	03/01/18	250,000	294,268
CIGNA Corp.	A-	2.75	11/15/16	250,000	260,477
Hospira, Inc.	BBB-	6.05	03/30/17	350,000	387,426
Laboratory Corp. of America	BBB+	3.75	08/23/22	400,000	397,302
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	394,139
PerkinElmer, Inc.	BBB	5.00	11/15/21	400,000	424,405
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	400,000	428,268
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	400,000	430,348
WellPoint, Inc.	A-	4.35	08/15/20	250,000	265,670

					4,637,351

INDUSTRIALS (4.8%)
Donnelley (R.R.) & Sons Co.	BB-	4.95	04/01/14	250,000	250,000
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	400,000	413,563
Equifax, Inc.	BBB+	3.30	12/15/22	400,000	383,153
Flowserve Corp.	BBB-	3.50	09/15/22	250,000	243,130
Harsco Corp.	BB+	5.75	05/15/18	400,000	428,000
Kennametal, Inc.	BBB	2.65	11/01/19	400,000	392,016
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	366,786
Pentair Ltd.	BBB	5.00	05/15/21	350,000	375,915
Pitney Bowes, Inc.	BBB	5.25	01/15/37	350,000	382,313
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	255,504
Textron, Inc.	BBB-	4.63	09/21/16	250,000	268,659
URS Corp.†	BBB-	5.00	04/01/22	400,000	395,478

					4,154,517

INFORMATION TECHNOLOGY (4.4%)
Adobe Systems, Inc.	A-	4.75	02/01/20	400,000	439,818
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	400,000	407,058
Avnet, Inc.	BBB-	5.88	06/15/20	395,000	435,708
Fiserv, Inc.	BBB	4.75	06/15/21	400,000	429,075
Ingram Micro, Inc.	BBB-	5.00	08/10/22	125,000	127,642
Ingram Micro, Inc.	BBB-	5.25	09/01/17	275,000	298,552
Lexmark International, Inc.	BBB-	5.13	03/15/20	50,000	52,247
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	389,724
Tech Data Corp.	BBB-	3.75	09/21/17	400,000	413,420
Total System Services, Inc.	BBB+	3.75	06/01/23	400,000	379,844
Western Union Co.	BBB	5.93	10/01/16	400,000	442,913

					3,816,001

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

MATERIALS (6.7%)
Albemarle Corp.	BBB+	4.50	12/15/20	400,000	425,370
Alcoa, Inc.	BBB-	6.75	07/15/18	400,000	456,195
Carpenter Technology Corp.	BBB	4.45	03/01/23	400,000	401,304
Domtar Corp.	BBB-	4.40	04/01/22	400,000	398,549
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	262,894
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	400,000	382,008
Geon Co.	BBB-	7.50	12/15/15	250,000	273,125
Goldcorp, Inc.	BBB+	2.13	03/15/18	400,000	395,407
Kinross Gold Corp.	NR	3.63	09/01/16	300,000	310,482
Kinross Gold Corp.	NR	5.13	09/01/21	100,000	99,089
Lubrizol Corp.	AA	5.50	10/01/14	250,000	256,001
Methanex Corp.	BBB-	3.25	12/15/19	400,000	399,337
Newmont Mining Corp.	BBB	3.50	03/15/22	400,000	362,883
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	249,565
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	155,267
Southern Copper Corp.	BBB	3.50	11/08/22	400,000	380,113
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	358,572
Vulcan Materials Co.	BB	7.00	06/15/18	200,000	230,600

					5,796,761

TELECOMMUNICATION SERVICES (0.6%)
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	258,125
Verizon Communications, Inc.	BBB+	4.50	09/15/20	200,000	217,209

					475,334

UTILITIES (2.9%)
Constellation Energy	BBB-	5.15	12/01/20	250,000	273,043
Duke Energy Progress, Inc.	A	5.25	12/15/15	250,000	269,275
Entergy Corp.	BBB-	5.13	09/15/20	400,000	428,133
Exelon Generation Co. LLC	BBB	4.25	06/15/22	150,000	152,127
Illinois Power Generating Co.	CCC+	6.30	04/01/20	250,000	210,625
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	374,094
PPL Energy Supply LLC	BBB	4.60	12/15/21	150,000	151,304
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	266,605
SCANA Corp.	BBB	4.13	02/01/22	400,000	403,196

					2,528,402

TOTAL LONG-TERM DEBT SECURITIES (Cost: $81,945,531) 97.3%					83,898,743

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.3%)
Piedmont Natural Gas Co.†	A-1	0.09	04/11/14	500,000	499,988
Piedmont Natural Gas Co.†	A-1	0.10	04/03/14	600,000	599,997

					1,099,985

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,099,985) 1.3%					1,099,985

TEMPORARY CASH INVESTMENTS (2) (Cost: $965,000) 1.1%					965,000

TOTAL INVESTMENTS (Cost: $84,010,516) 99.7%					85,963,728

OTHER NET ASSETS 0.3%					256,201

NET ASSETS 100.0%					$86,219,929

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (26.2%)
U.S. Treasury Bill	A-1+	0.11	04/24/14	7,000,000	6,999,509
U.S. Treasury Bill	A-1+	0.10	04/24/14	3,000,000	2,999,799

					9,999,308

U.S. GOVERNMENT AGENCIES (7.5%)
FHLB	A-1+	0.09	05/02/14	2,300,000	2,299,822
FHLB	A-1+	0.10	04/16/14	580,000	579,976

					2,879,798

COMMERCIAL PAPER (63.9%)
Abbott Laboratories†	A-1+	0.10	04/07/14	1,400,000	1,399,977
Air Products & Chemicals†	A-1	0.11	05/29/14	1,300,000	1,299,770
Chevron Corp.†	A-1+	0.09	05/08/14	1,400,000	1,399,870
Coca-Cola Co.†	A-1+	0.11	04/21/14	1,400,000	1,399,914
Emerson Electric Co.†	A-1	0.10	06/26/14	1,300,000	1,299,689
General Electric Capital Corp.	A-1+	0.12	05/19/14	1,400,000	1,399,776
General Re Corp.	A-1+	0.12	05/13/14	1,400,000	1,399,804
Honeywell International†	A-1	0.11	06/27/14	1,300,000	1,299,654
Illinois Tool Works, Inc.†	A-1	0.09	04/21/14	1,000,000	999,950
National Rural Utilities	A-1	0.09	05/06/14	1,400,000	1,399,878
Piedmont Natural Gas Co.†	A-1	0.10	04/03/14	1,400,000	1,399,992
Precision Castparts Corp.†	A-1	0.10	05/29/14	1,400,000	1,399,774
Private Export Funding Corp.†	A-1	0.10	04/17/14	1,400,000	1,399,938
Procter & Gamble Co.†	A-1+	0.10	06/02/14	1,300,000	1,299,874
Questar Corp.†	A-1	0.10	04/23/14	1,400,000	1,399,914
Toyota Motor Credit Corp.	A-1+	0.11	04/08/14	1,400,000	1,399,970
Wal-Mart Stores, Inc.†	A-1+	0.10	04/23/14	1,400,000	1,399,914
Wells Fargo & Co.	A-1	0.12	04/11/14	1,400,000	1,399,953

					24,397,611

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $37,276,619) 97.6%					37,276,717

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,300,000) 3.4%					1,300,000

TOTAL INVESTMENTS (Cost: $38,576,619) 101.0%					38,576,717

OTHER NET ASSETS -1.0%					(381,348)

NET ASSETS 100.0%					$38,195,369

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2014 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

BOND FUND	$2,916,454	3.4%
MONEY MARKET FUND	$17,398,230	45.6%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2014, was as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	June 2014	$466,150	($1,438)	1.9%
EQUITY INDEX FUND	28	E-mini S&P 500 Stock Index	P	June 2014	$2,610,440	($798)	2.9%
MID-CAP EQUITY INDEX FUND	11	E-mini S&P MidCap 400 Stock Index	P	June 2014	$1,512,390	($3,676)	3.0%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2014 was 0.15%.
(3)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2014 was 0.10%.
(4)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2014, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of March 31, 2014. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2014:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$14,422,798	-	-	$14,422,798
Common Stock - Active	$9,653,856	-	-	$9,653,856
Convertible Preferred Stock - Active	$25,501	-	-	$25,501
Short-Term Debt Securities - Indexed	-	$199,984	-	$199,984
Temporary Cash Investments	-	$386,700	-	$386,700
	$24,102,155	$586,684	-	$24,688,839

Equity Index Fund
Common Stock	$86,083,089	-	-	$86,083,089
Short-Term Debt Securities	-	$1,799,721	-	$1,799,721
Temporary Cash Investments	-	$676,700	-	$676,700
	$86,083,089	$2,476,421	-	$88,559,510

Mid-Cap Equity Index Fund
Common Stock	$49,512,824	-	-	$49,512,824
Short-Term Debt Securities	-	$799,983	-	$799,983
Temporary Cash Investments	-	$711,800	-	$711,800
	$49,512,824	$1,511,783	-	$51,024,607

Small Cap Value Fund
Common Stock	$13,717,707	-	-	$13,717,707
Convertible Preferred Stock	$22,696	-	-	$22,696
Short-Term Debt Securities	-	$499,927	-	$499,927
Temporary Cash Investments	-	$300,000	-	$300,000
	$13,740,403	$799,927	-	$14,540,330

Small Cap Growth Fund
Common Stock	$10,922,563	-	-	$10,922,563
Temporary Cash Investments	-	$250,000	-	$250,000
	$10,922,563	$250,000	-	$11,172,563

Bond Fund
U.S. Government Debt	-	$9,881,648	-	$9,881,648
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$23,968,518	-	$23,968,518
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$427,382	-	$427,382
Long-Term Corporate Debt	-	$49,621,195	-	$49,621,195
Short-Term Debt Securities	-	$1,099,985	-	$1,099,985
Temporary Cash Investments	-	$965,000	-	$965,000
	-	$85,963,728	-	$85,963,728

Money Market Fund
U.S. Government Debt	-	$9,999,308	-	$9,999,308
U.S. Government Agency Short-Term Debt	-	$2,879,798	-	$2,879,798
Commercial Paper	-	$24,397,611	-	$24,397,611
Temporary Cash Investments	-	$1,300,000	-	$1,300,000
	-	$38,576,717	-	$38,576,717
Other Financial Instruments:*
All America Fund	($1,438)	—	—	($1,438)
Equity Index Fund	($798)	—	—	($798)
Mid-Cap Equity Index Fund	($3,676)	—	—	($3,676)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the three months ended March 31, 2014, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2014 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$7,453,905	$30,717,719	$16,102,638	$3,150,427
Unrealized Depreciation	(782,727)	(1,616,642)	(1,935,680)	(438,382)

Net	$6,671,178	$29,101,077	$14,166,958	$2,712,045

Tax Cost of Investments	$18,017,661	$59,458,433	$36,857,649	$11,828,285

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$3,067,513	$2,945,778	$98
Unrealized Depreciation	(257,668)	(992,566)	-

Net	$2,809,845	$1,953,212	$98

Tax Cost of Investments	$8,362,718	$84,010,516	$38,576,619

Differences in basis between amounts reflected in the Schedules of Investments and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 16, 2014

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	May 16, 2014